UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 79.2%
Alabama — 2.2%
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+)
$3,405,000	5.375%	12/01/16	$2,762,204
4,425,000	5.500	12/01/21	3,213,214
5,775,000	5.625	12/01/26	3,936,875
12,100,000	5.750	12/01/36	7,688,945
Butler Industrial Development Board Solid Waste Disposal RB Refunding for Georgia Pacific Corp. Project Series 2004 (AMT)(B)
5,000,000	5.750	09/01/28	2,042,650
Jefferson County Limited Obligation RB Series 2004 (FSA-CR) (AAA/Aa3)
850,000	5.500	01/01/21	677,688
Sylacauga Health Care Authority RB for Coosa Valley Medical Center Series 2005 A
6,190,000	5.375	08/01/15	5,135,100
7,600,000	6.000	08/01/25	5,251,448
5,000,000	6.000	08/01/35	3,117,900
Tuscaloosa Educational Building Authority RB for Stillman College Project Series 2007 A (BBB-)
19,465,000	5.250	06/01/37	11,614,960
Tuskegee City of Alabama GO Bonds Series 2007 (ACA)
300,000	4.400	01/01/22	178,392
500,000	4.625	01/01/27	265,645
500,000	4.625	01/01/32	245,370

			46,130,391

Arizona — 3.0%
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A(a)(b)
63,500,000	2.250	02/02/15	50,274,220
Gila County IDA RB Refunding for Environmental Asarco, Inc. Series 1998(c)
6,750,000	5.550	01/01/27	7,549,807
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
600,000	5.000	01/01/20	402,378
2,000,000	5.000	01/01/26	1,140,720
3,000,000	5.000	01/01/32	1,553,430

			60,920,555

Arkansas — 0.1%
Little River Country RB Refunding for Georgia Pacific Corp. Project Series 1998 (AMT) (B2)
3,010,000	5.600	10/01/26	1,241,053

California — 5.2%
ABC Unified School District GO Bonds Series 2001 C (MBIA-RE FGIC) (AA/A1)(d)
1,600,000	0.000	08/01/26	516,320
Anaheim Public Financing Authority RB Capital Appreciation for Public Improvements Project Series 1997 C (FSA) (AAA/Aa3)(d)
855,000	0.000	09/01/29	183,423
Austin Trust Various States RB for Inverse Certificates Bank of America Series 2008-1099 (AA-)(e)
5,000,000	9.984	08/01/33	3,080,500

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Calaveras Unified School District GO Bonds for Capital Appreciation Series 2000 (FSA) (AAA/Aa3)(d)
$1,055,000	0.000%	08/01/25	$377,479
California County Tobacco Securitization Agency RB for Alameda County Asset Backed Bonds Series 2002 (BBB+/Baa3)
555,000	5.750	06/01/29	398,318
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Subseries 2006 B (BBB-)(d)
6,550,000	0.000	06/01/46	103,359
California County Tobacco Securitization Agency RB for Kern County Corp. Asset Backed Bonds Series 2002 B (BBB)
195,000	6.000	06/01/29	144,866
California Statewide Communities Development Authority RB BANS for Golden Gate Park Series 2005 (LOC-First Republic Bank)
26,500,000	6.000	12/01/11	25,259,800
California Statewide Communities Development Authority RB for California Baptist University Series 2007 A
6,000,000	5.500	11/01/38	3,322,860
California Statewide Financing Authority Tobacco Settlement RB Capital Appreciation for Turbo Pooled Program Series 2006 B (BBB-)(d)
35,000,000	0.000	06/01/46	615,650
Capistrano Unified School District Special Tax for Capital Appreciation Series 2005 (MBIA-RE FGIC) (AA)(d)
7,000,000	0.000	09/01/33	1,096,970
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 B (BBB)(d)
545,255,000	0.000	06/01/47	8,609,576
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 C (BBB-)(d)
307,000,000	0.000	06/01/47	4,423,870
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 C-1 (BBB)(d)
101,195,000	0.000	06/01/36	5,072,905
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 C-2 (BBB)(d)
211,235,000	0.000	06/01/47	3,335,401
Inland Empire Tobacco Securitization Authority RB Capital Appreciation for Turbo Asset Backed Bonds Series 2007 D (BBB-)(d)
360,660,000	0.000	06/01/57	1,723,955
Lake Elsinore Unified School District Community Facilities District Special Tax Series 2005-3
1,435,000	5.050	09/01/30	788,834
690,000	5.050	09/01/35	361,663
Los Angeles Regional Airports Improvement Corp. Lease RB Series 2002 C (AMT) (B-/Caa2)
55,425,000	7.500	12/01/24	41,425,199

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (MBIA) (AA)(d)
$1,330,000	0.000%	08/01/27	$407,751
Monrovia Unified School District GO Bonds for Capital Appreciation Series 2001 B (MBIA-RE FGIC) (AA/A2)(d)
1,000,000	0.000	08/01/24	372,460
Murrieta Community Facilities District Special Tax for No. 3 Creekside Village Improvement Area 1 Series 2005
1,660,000	5.200	09/01/35	1,000,432
Placer Union High School District GO Bonds for Capital Appreciation Series 2000 A (MBIA-RE FGIC) (AA/A2)(d)
1,805,000	0.000	08/01/25	640,667
San Bernardino City Unified School District GO Bonds Capital Appreciation for Election of 1999 Series 2003 C (MBIA-RE FGIC) (AA/A3)(d)
1,420,000	0.000	08/01/25	497,014
San Juan Unified School District GO Bonds for Capital Appreciation Series 2000 (MBIA-RE FGIC) (AA/A1)(d)
1,580,000	0.000	08/01/24	618,080
1,595,000	0.000	08/01/25	575,301
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 A (BBB+)(d)
17,000,000	0.000	06/01/36	897,940
73,990,000	0.000	06/01/47	1,253,391
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 B (BBB)(d)
13,505,000	0.000	06/01/47	191,096
Vallejo California Sanitation & Flood Control District COPS Series 1993 (MBIA-RE FGIC) (AA)
200,000	5.000	07/01/19	190,856

			107,485,936

Colorado — 0.4%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
6,850,000	5.000	12/01/35	3,717,906
Cross Creek Metropolitan District No. 2 GO Bonds Refunding Limited Tax Series 2006
4,500,000	6.125	12/01/37	2,580,930
Park Meadows Business Improvement District RB Series 2007
475,000	5.300	12/01/27	290,895
720,000	5.350	12/01/31	422,647
Vista Ridge Metropolitan District GO Bonds Refunding Limited Tax Subseries 2006 B
1,750,000	6.625	12/01/40	1,105,160

			8,117,538

Delaware — 0.2%
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 A
6,783,000	5.450	07/01/35	3,752,288
Bridgeville Delaware Special Obligation Special Tax for Heritage Shores Special Development District Series 2005 B
300,000	5.125	07/01/35	167,187

			3,919,475

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
District of Columbia — 0.2%
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA) (BBB)
$900,000	4.000%	06/01/16	$644,076
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
6,225,000	6.500	05/15/33	3,851,034

			4,495,110

Florida — 30.6%
Aberdeen Community Development District Special Assessment Series 2006-1
2,020,000	5.250	11/01/15	1,522,050
Amelia National Community Development District Special Assessment for Capital Improvement Series 2004 A
4,680,000	6.300	05/01/35	2,967,822
Amelia National Community Development District Special Assessment for Capital Improvement Series 2006 A
1,930,000	5.375	05/01/37	1,037,549
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 A-1
40,645,000	5.500	05/01/36	22,733,561
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 A-2
27,145,000	5.250	05/01/36	14,570,350
Arborwood Community Development District Special Assessment for Capital Improvement Centex Homes Project Series 2006 B-2
5,455,000	5.100	05/01/16	4,013,734
Arborwood Community Development District Special Assessment for Master Infrastructure Projects Series 2005 A
28,215,000	5.350	05/01/36	15,399,465
Arborwood Community Development District Special Assessment for School Site Acquisition Projects Series 2005
5,640,000	5.500	05/01/14	4,545,276
Baywinds Community Development District Special Assessment Series 2006 B
6,925,000	4.900	05/01/12	5,589,929
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 A
7,000,000	6.000	05/01/33	4,586,260
Bellalago Educational Facilities Benefits District Special Assessment for Capital Improvement Series 2004 B
9,780,000	5.800	05/01/34	6,036,118
Belmont Community Development District Special Assessment for Capital Improvement Series 2006 B
9,775,000	5.125	11/01/14	4,366,786
Bluewaters Community Development District Special Assessment Series 2004
385,000	6.000	05/01/35	242,985
Bonnet Creek Resort Community Development District Special Assessment RB Series 2002
10,000,000	7.375	05/01/34	7,319,300
2,000,000	7.500	05/01/34	1,486,060
Boyton Village Community Development District Special Assessment Series 2007 A-1
1,580,000	5.750	05/01/37	885,274

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Brandy Creek Community Development District Special Assessment Series 2003 A
$3,340,000	6.350%	05/01/34	$2,356,771
Bridgewater Community Development District Special Assessment Series 2004 A
12,960,000	6.000	05/01/35	8,278,718
Brighton Lakes Community Development District Special Assessment Series 2004 A
1,420,000	6.125	05/01/35	912,606
Capital Region Community Development District Special Assessment for Capital Improvement Series 2001 A-2
2,780,000	6.850	05/01/31	2,118,249
Capital Region Community Development District Special Assessment for Capital Improvement Series 2002 A
10,445,000	6.700	05/01/32	7,742,670
Catalina at Winkler Preserve Community Development District Special Assessment Series 2005
2,000,000	5.600	05/01/36	1,209,080
Cedar Pointe Community Development District Special Assessment for Capital Improvement Series 2005 A
5,820,000	5.375	05/01/35	3,357,733
Celebration Community Development District Special Assessment Series 2003 A
2,850,000	6.400	05/01/34	1,915,856
Channing Park Community Development District Special Assessment Series 2007
5,240,000	5.300	05/01/38	2,700,644
Concord Station Community Development District Special Assessment for Capital Improvement Series 2005
1,550,000	5.000	05/01/15	1,145,109
Concorde Estates Community Development District Special Assessment Series 2004 A
5,200,000	5.850	05/01/35	3,165,136
Concorde Estates Community Development District Special Assessment Series 2004 B
695,000	5.000	05/01/11	584,731
Connerton West Community Development District Special Assessment for Capital Improvement Series 2007 B
6,410,000	5.125	05/01/16	4,857,883
Copper Oaks Community Development District Special Assessment Series 2005 A
3,510,000	5.450	05/01/35	2,138,678
Copper Oaks Community Development District Special Assessment Series 2005 B
235,000	4.875	05/01/10	222,002
Coronado Community Development District Special Assessment Series 2007
1,800,000	6.000	05/01/38	1,039,266
Cory Lakes Community Development District for Special Assessment Series 2001 A
450,000	8.375	05/01/17	421,231
Cory Lakes Community Development District for Special Assessment Series 2001 B
530,000	8.375	05/01/17	496,117

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Country Greens Community Development District Special Assessment Series 2003
$5,800,000	6.625%	05/01/34	$4,018,646
Covington Park Community Development District Special Assessment for Capital Improvement Series 2004 A
1,060,000	6.250	05/01/34	697,978
Covington Park Community Development District Special Assessment for Capital Improvement Series 2004 B
105,000	5.300	11/01/09	101,522
Crossings at Fleming Island Community Development District Special Assessment Refunding Series 2000 C
3,895,000	7.050	05/01/15	3,468,848
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,665,000	6.000	05/01/34	1,058,174
Double Branch Community Development District Special Assessment Series 2005 A
950,000	5.350	05/01/34	547,114
Durbin Crossing Community Development District Special Assessment Series 2005 A
46,880,000	5.500	05/01/37	25,205,970
Durbin Crossing Community Development District Special Assessment Series 2005 B-2
7,500,000	4.875	11/01/10	4,877,400
East Homestead Community Development District Special Assessment Series 2006 B
635,000	5.000	05/01/11	507,632
East Park Development District Special Assessment Series 2002
5,010,000	6.850	05/01/33	3,799,384
Enclave at Black Point Marina Community Development Special Assessment Series 2007 A
1,000,000	5.400	05/01/37	509,450
Enclave at Black Point Marina Community Development Special Assessment Series 2007 B
1,790,000	5.200	05/01/14	1,070,259
Fishhawk Community Development District II Special Assessment Series 2003 A
5,650,000	6.250	05/01/34	3,665,776
Fishhawk Community Development District II Special Assessment Series 2007 A
2,420,000	5.250	05/01/38	1,236,547
Fishhawk Community Development District II Special Assessment Series 2007 B
1,600,000	5.000	05/01/12	1,119,776
Fishhawk Community Development District II Tax Allocation Series 2004 A
2,360,000	6.125	05/01/34	1,589,720
Forest Creek Community Development District Special Assessment for Capital Improvement Series 2005 B
1,520,000	4.850	05/01/11	1,216,593
Gateway Services Community Development District Special Assessment for Sun City Center-Fort Meyers Project Series 2003 A
2,510,000	6.500	05/01/33	1,760,740

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Gateway Services District Water & Sewer RB Refunding for Second Assessment Area - Phase 1 Series 2007 (Radian) (BBB+/A3)
$1,565,000	5.250%	05/01/20	$1,283,363
Gateway Services District Water & Sewer RB Refunding Series 2003
1,880,000	6.000	10/01/19	1,572,808
Grand Hampton Community Development District Special Assessment for Capital Improvement Series 2003
2,580,000	6.150	05/01/34	1,771,067
Greyhawk Landing Community Development District Special Assessment Series 2002 A
2,890,000	7.000	05/01/33	2,237,322
Habitat Community Development Special Assessment Series 2004
4,745,000	5.850	05/01/35	2,928,946
Hammocks Community Development District Special Assessment Series 2005 B
695,000	4.875	11/01/10	488,529
Harbor Bay Community Development District Special Assessment for Capital Improvement Series 2001 A
2,175,000	7.000	05/01/33	1,587,467
Harbour Isles Community Development District Special Assessment Series 2004
4,195,000	6.125	05/01/35	2,658,833
Harbourage at Braden River Community Development District Special Assessment for Capital Improvement Series 2003 A
2,850,000	6.125	05/01/34	1,843,979
Heritage Harbor South Community Development District RB for Capital Improvement Series 2002 A
3,760,000	6.500	05/01/34	2,562,102
Heritage Harbor South Community Development District RB for Capital Improvement Series 2003 A
1,185,000	6.200	05/01/35	769,788
Heritage Harbour Market Place Community Development District Special Assessment for Capital Improvement Series 2005
8,715,000	5.600	05/01/36	4,953,170
Heritage Isle at Viera Community Development District Special Assessment Series 2004 A
3,070,000	6.000	05/01/35	1,912,610
Heritage Isle at Viera Community Development District Special Assessment Series 2004 B
420,000	5.000	11/01/09	398,945
Heritage Isle at Viera Community Development District Special Assessment Series 2005
7,095,000	5.550	05/01/37	3,984,339
Heritage Isle at Viera Community Development District Special Assessment Series 2006
3,920,000	5.000	11/01/13	3,125,063
Heritage Lake Park Community Development District Special Assessment Series 2004 B
2,715,000	5.100	11/01/09	1,773,194
Heritage Lake Park Community Development District Special Assessment Series 2005
1,700,000	5.700	05/01/36	981,529
Heritage Park Community Development District Special Assessment Series 2004 A
5,680,000	6.300	05/01/35	3,742,211

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Highlands Community Development District Special Assessment Series 2005
$3,740,000	5.550%	05/01/36	$2,061,413
Hypoluxo/Haverhill Community Development District Special Assessment Series 2002 A
1,310,000	6.750	05/01/33	926,367
Islands at Doral Ne Community Development District Special Assessment Series 2004
2,735,000	6.250	05/01/34	1,800,915
Islands at Doral Townhomes Community Development District Special Assessment Series 2007 A
2,390,000	6.250	05/01/38	1,432,805
Killarney Community Development District Special Assessment Series 2004 A
2,435,000	6.000	05/01/35	1,443,419
Killarney Community Development District Special Assessment Series 2004 B
1,750,000	5.125	05/01/09	1,495,988
Lake Powell Residential Golf Community Development District Special Assessment Series 2000 A
2,030,000	7.450	05/01/22	1,744,724
3,370,000	7.500	05/01/32	2,683,767
Lakes by the Bay South Community Development District RB Series 2004 A
6,940,000	6.100	05/01/23	4,637,169
9,690,000	6.250	05/01/34	5,907,024
Lakes by the Bay South Community Development District RB Series 2004 B
3,235,000	5.300	05/01/09	2,521,003
Lakewood Ranch Community Development District No. 4 RB Series 2004
2,050,000	5.950	05/01/34	1,293,448
Lakewood Ranch Community Development District No. 5 Special Assessment Series 2001 A
8,270,000	5.700	05/01/36	4,827,199
Lakewood Ranch Community Development District No. 6 RB Series 2004 A
5,620,000	6.125	05/01/34	3,785,688
Lakewood Ranch Stewardship District BANS Series 2007
15,395,000	6.500	06/01/09	11,532,395
Lakewood Ranch Stewardship District Special Assessment for Country Club East Project Series 2006
22,690,000	5.400	05/01/37	12,737,032
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2005
4,280,000	4.875	08/01/10	2,785,510
Lakewood Ranch Stewardship District Special Assessment for Lake Club Project Series 2006 B
8,260,000	5.000	05/01/13	5,349,506
Lakewood Ranch Stewardship District Special Assessment Series 2006 A
14,480,000	5.500	05/01/36	8,188,295
Landmark at Doral Community Development District Special Assessment Series 2006 A
4,000,000	5.500	05/01/38	1,990,640

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Lee County IDA Health Care Facilities RB for Shell Point/Alliance Obligation Group Series 2006 (BBB-)
$3,750,000	5.000%	11/15/32	$2,063,663
13,750,000	5.125	11/15/36	7,479,587
Lee County IDA Health Care Facilities RB Refunding for Shell Point/Alliance Community Project Series 2007 (BBB-)
4,000,000	5.000	11/15/22	2,614,600
10,000,000	5.000	11/15/29	5,668,900
Legends Bay Community Development District RB Series 2007 A
2,725,000	5.875	05/01/38	1,543,167
Legends Bay Community Development District RB Series 2007 B
1,000,000	5.500	05/01/14	696,580
Live Oak Community Development District No. 1 Special Assessment Series 2003 A
4,180,000	6.300	05/01/34	2,771,591
Live Oak Community Development District No. 2 Special Assessment Series 2004 A
8,860,000	5.850	05/01/35	4,888,239
Live Oak Community Development District No. 2 Special Assessment Series 2004 B
7,270,000	5.000	11/01/09	5,318,805
Longleaf Community Development District Special Assessment Refunding Series 2005
5,885,000	5.400	05/01/30	3,508,166
Longleaf Community Development District Special Assessment Refunding Series 2006
2,860,000	5.375	05/01/30	1,713,855
Longleaf Community Development District Special Assessment Series 2001
620,000	7.250	05/01/09	613,856
Marshall Creek Community Development District Special Assessment Series 2002
2,765,000	6.625	05/01/32	1,980,348
Meadow Pointe III Community Development District RB for Capital Improvement Series 2003 A
3,765,000	6.400	05/01/34	2,530,946
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
955,000	6.000	05/01/35	602,729
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2003 A
2,620,000	6.300	05/01/34	1,855,170
Meadow Pointe IV Community Development District RB for Capital Improvement Series 2007 B
2,915,000	6.150	11/01/14	2,343,135
Meadow Pointe IV Community Development District Special Assessment for Capital Improvement Series 2005
4,455,000	5.250	05/01/15	3,564,535
Mediterra North Community Development District RB for Capital Improvement Series 2001 A
4,320,000	6.800	05/01/31	3,192,869
Mediterra South Community Development District RB for Capital Improvement Series 1999 A
435,000	6.950	05/01/31	338,817

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Mediterra South Community Development District RB for Capital Improvement Series 2001
$1,390,000	6.850%	05/01/31	$1,072,774
Mediterra South Community Development District RB for Capital Improvement Series 2003 A
4,710,000	6.375	05/01/34	3,155,417
Mediterra South Community Development District RB for Capital Improvement Series 2003 B
1,600,000	5.500	05/01/10	1,523,808
Mediterranea Community Development District Special Assessment Series 2006 A
1,530,000	5.600	05/01/37	845,952
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Florida Project Series 1998 (BB)
7,720,000	5.375	11/15/28	3,798,008
Miami Beach Health Facilities Authority Hospital RB for Mount Sinai Medical Center Series 2001 A (BB/Ba1)
2,705,000	6.125	11/15/11	2,396,900
Miami Beach Health Facilities Authority Hospital RB Refunding for Mount Sinai Medical Center Florida Series 2004 (BB/Ba1)
13,600,000	6.750	11/15/29	7,989,320
Miami-Dade County Florida Aviation RB for Miami International Airport Series 2005 A (AMT) (CIFG) (A-/A2)
1,100,000	5.000	10/01/38	710,798
Middle Village Community Development District Special Assessment Series 2004 A
5,315,000	5.800	05/01/22	3,654,434
15,610,000	6.000	05/01/35	9,629,341
Middle Village Community Development District Special Assessment Series 2004 B
350,000	5.000	05/01/09	344,351
Middle Village Community Development District Special Assessment Series 2004 C
150,000	5.125	05/01/09	147,637
Mira Lago West Community Development District Special Assessment for Capital Improvement Series 2005
895,000	5.375	05/01/36	510,239
Naturewalk Community Development District Florida Special Assessment Series 2007 B
1,970,000	5.300	05/01/16	1,101,979
New River Community Development District Special Assessment Series 2006 A
2,000,000	5.350	05/01/38	968,180
New River Community Development District Special Assessment Series 2006 B
5,500,000	5.000	05/01/13	3,276,295
North Springs Improvement District Special Assessment for Parkland Golf Country Club Series 2005 A-2
3,810,000	5.500	05/01/26	2,284,743
Oak Creek Community Development District Special Assessment Series 2004
1,700,000	5.800	05/01/35	1,041,522
Oakmont Grove Community Development District Special Assessment Series 2007 A
3,000,000	5.400	05/01/38	1,519,530

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Oakstead Community Development District Capital Improvement Special Assessment Refunding Series 2006 A-1 (MBIA) (AA/Baa1)
$2,000,000	4.500%	05/01/32	$1,640,700
Orange County Health Facilities Authority RB for 1st Mortgage Orlando Lutheran Tower Series 2007
1,000,000	5.500	07/01/32	558,150
1,750,000	5.500	07/01/38	937,020
Orange County Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
1,865,000	4.750	11/15/36	1,237,427
Orange County Health Facilities Authority RB Refunding for Orlando Lutheran Healthcare Series 2005
1,100,000	5.375	07/01/20	737,704
1,000,000	5.700	07/01/26	618,090
Overoaks Community Development District Special Assessment for Capital Improvement Series 2004 B
4,965,000	5.125	05/01/09	4,226,109
Palm Beach County Plantation Community Development District Special Assessment Series 2004 A
6,835,000	6.250	05/01/34	4,500,642
Panther Trace II Community Development District Special Assessment Series 2005 A
6,655,000	5.600	05/01/35	3,962,320
Panther Trails Community Development District Special Assessment Series 2005
3,695,000	5.600	05/01/36	2,233,775
Park Place Community Development District Special Assessment Series 2003
4,315,000	6.375	05/01/34	2,890,791
Parker Road Community Development District Special Assessment Series 2007 A
2,500,000	5.600	05/01/38	1,286,350
Parklands Lee Community Development District Special Assessment Series 2004 A
3,825,000	5.800	05/01/35	2,269,870
Parklands Lee Community Development District Special Assessment Series 2004 B
240,000	5.125	05/01/11	165,823
Parklands West Community Development District Special Assessment Series 2001 A
3,165,000	6.900	05/01/32	2,222,115
Parkway Center Community Development District Special Assessment Series 2000 A
466,668	8.250	05/01/31	511,057
Paseo Community Development District Capital Improvement RB Series 2005 A
10,285,000	5.400	05/01/36	5,521,811
Pine Island Community Development District RB Series 2004
2,415,000	5.300	11/01/10	2,241,241
Pine Island Community Development District Special Assessment Series 2004
5,450,000	5.750	05/01/35	3,313,818

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Poinciana Community Development District Special Assessment Series 2000 A
$5,475,000	7.125%	05/01/31	$4,208,085
Portico Community Development District Special Assessment for Capital Improvement Series 2006
4,655,000	5.450	05/01/37	2,597,676
Renaissance Community Development District Special Assessment for Capital Improvement Series 2002 A
6,915,000	7.000	05/01/33	5,047,051
Reunion East Community Development District Special Assessment Series 2002 A
17,650,000	7.200	05/01/22	14,742,868
Ridgewood Trails Community Development District Special Assessment Series 2007 A
2,305,000	5.650	05/01/38	1,259,406
River Hall Community Development District Special Assessment for Capital Improvement Series 2005
6,895,000	5.450	05/01/36	3,887,125
Riverside Park Community Development District Special Assessment Series 2004
1,870,000	6.125	05/01/34	1,209,909
Riverwood Estates Community Development District Special Assessment Series 2006 A
9,370,000	5.350	05/01/37	3,279,500
Saddlebrook Community Development District Special Assessment Series 2001 A
4,770,000	6.900	05/01/33	3,438,121
Sandy Creek Community Development District Special Assessment Refunding Series 2007 B
4,305,000	5.500	05/01/15	3,447,143
Seven Oaks Community Development District II Special Assessment Series 2004 B
1,720,000	5.000	05/01/09	1,035,732
Shingle Creek Community Development District Special Assessment for Capital Improvement Series 2006
1,795,000	5.750	05/01/15	1,249,195
4,000,000	6.100	05/01/25	2,481,280
16,985,000	6.125	05/01/37	9,531,642
South Bay Community Development District Special Assessment for Capital Improvement Series 2005 B-1
230,000	5.125	11/01/09	93,097
South Fork Community Development District RB Series 2003
2,380,000	6.150	05/01/33	1,592,387
South Fork East Community Development District Special Assessment for Capital Improvement Series 2007 A
1,830,000	6.500	05/01/38	1,137,583
Southern Hills Plantation I Community Development District RB for Capital Improvement Series 2004
8,060,000	5.800	05/01/35	4,998,328
Southern Hills Plantation I Community Development District Special Assessment for Capital Improvement Series 2004
3,320,000	5.850	05/01/34	1,984,231
Spicewood Community Development District Special Assessment Series 2003 A
2,835,000	6.100	05/01/34	1,827,753

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 A
$4,595,000	6.125%	05/01/34	$3,048,415
St. Johns Forest Community Development District RB for Capital Improvement Series 2003 B
325,000	5.300	05/01/10	309,384
Sterling Hill Community Development District Special Assessment Series 2003 B
525,000	5.500	11/01/10	491,647
Stonegate Community Development District Special Assessment Series 2004
2,235,000	6.125	05/01/34	1,552,833
Stonelake Ranch Community Development District Special Assessment Series 2004 A
3,390,000	5.900	05/01/34	2,250,553
Stoneybrook South Community Development District Special Assessment Series 2007 A
3,000,000	5.800	05/01/39	1,672,620
Summerville Community Development District Special Assessment Series 2006
1,000,000	5.500	05/01/36	568,330
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2002 (AMT)
6,480,000	6.800	10/01/32	4,802,328
Sumter County IDA RB for North Sumter Utility Co. LLC Project Series 2003 (AMT)
4,405,000	6.900	10/01/34	3,276,131
Tern Bay Community Development District Special Assessment for Capital Improvement Series 2005 B
100,000	5.000	05/01/15	40,000
Thousand Oaks Community Development District Special Assessment Series 2005 A-2
970,000	5.350	05/01/36	550,737
Tisons Landing Community Development District Special Assessment Series 2005 A
2,180,000	5.625	05/01/37	967,004
Tisons Landing Community Development District Special Assessment Series 2005 B
3,475,000	5.000	11/01/11	1,718,770
Tolomato Community Development District Special Assessment Series 2006
22,390,000	5.400	05/01/37	11,515,177
Venetian Community Development District RB for Capital Improvement Series 2002 A
3,735,000	6.750	05/01/34	2,625,593
Verona Walk Community Development District RB for Capital Improvement Series 2004
6,700,000	5.850	05/01/35	4,135,709
Village Center Community Development District Recreational RB Subseries 1998 B
1,570,000	8.250	01/01/17	1,529,887
Village Center Community Development District Recreational RB Subseries 1998 C
1,930,000	7.375	01/01/19	1,737,869

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Village Center Community Development District Recreational RB Subseries 2003 B
$4,005,000	6.350%	01/01/18	$3,533,251
Village Center Community Development District Recreational RB Subseries 2004 B
5,150,000	5.875	01/01/15	4,335,116
Villages of Westport Community Development District RB for Capital Improvement Series 2005 A
1,980,000	5.400	05/01/20	1,387,485
6,455,000	5.700	05/01/35	3,938,776
Villasol Community Development District RB Series 2003 A
3,960,000	6.600	05/01/34	2,803,126
Waterlefe Community Development District RB for Capital Improvement Series 2001 A
880,000	6.950	05/01/31	662,385
Waters Edge Community Development District Special Assessment for Capital Improvement Series 2006 B
975,000	5.000	11/01/12	809,084
Wentworth Estates Community Development District Special Assessment Series 2006 B
7,590,000	5.125	11/01/12	6,474,194
West Villages Improvement District Revenue Special Assessment Series 2007
10,000,000	5.500	05/01/38	5,517,000
West Villages Improvement District Revenue Special Assessment Unit of Development No. 3 Series 2006
12,320,000	5.500	05/01/37	6,862,610
Westchester Community Development District No. 1 Special Assessment for Community Infrastructure Series 2003
4,025,000	6.000	05/01/23	2,781,959
24,180,000	6.125	05/01/35	15,325,526
World Commerce Community Development District Special Assessment Series 2004 A-1
925,000	6.250	05/01/22	529,572
Wyndam Park Community Development District Special Assessment Series 2003
2,460,000	6.375	05/01/34	1,648,052
Zephyr Ridge Community Development District Special Assessment for Capital Improvement Series 2006 B
1,790,000	5.250	05/01/13	1,048,833

			629,969,767

Georgia — 1.6%
Atlanta Tax Allocation for Eastside Project Series 2005 B
1,085,000	5.400	01/01/20	753,912
1,750,000	5.600	01/01/30	1,063,703
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB/Baa2)
3,675,000	5.500	01/01/34	2,210,108
Fulton County Development Authority RB for Delta Airlines, Inc. Project Series 1998(c)
3,900,000	5.450	05/01/23	263,835
Fulton County Development Authority RB for Tuff Caub LLC Project Series 2007 A
2,530,000	5.250	11/01/28	1,659,655

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Georgia — (continued)
Fulton County Residential Care Facilities RB for Canterbury Court Project Series 2004 A
$1,750,000	6.125%	02/15/34	$1,085,788
Marietta Development Authority RB Refunding for University Facilities-Life University, Inc. Project Series 2008 (Ba3)
2,500,000	7.000	06/15/39	1,600,575
Milledgeville & Baldwin County Development Authority Student Housing RB Refunding for Georgia College & State University Foundation Series 2007 (AMBAC) (A+/Baa1)(b)
49,820,000	3.251	10/01/33	23,927,051

			32,564,627

Idaho — 0.2%
Madison County Hospital Revenue COPS Series 2006 (BBB-)
1,300,000	5.250	09/01/20	954,629
1,000,000	5.250	09/01/26	661,490
3,335,000	5.250	09/01/37	1,980,957

			3,597,076

Illinois — 2.7%
Chicago Illinois Special Assessment for Lake Shore East Series 2003
4,000,000	6.750	12/01/32	2,628,080
Chicago O’Hare International Airport RB Refunding for American Airlines Series 2007 (Caa2)
19,500,000	5.500	12/01/30	7,278,765
Du Page County Special Service Area No. 31 Special Tax for Monarch Landing Project Series 2006
250,000	5.400	03/01/16	217,060
1,450,000	5.625	03/01/36	825,659
Illinois Finance Authority RB for Friendship Village Schaumburg Series 2005 A (BB-)
2,500,000	5.000	02/15/15	1,933,675
6,000,000	5.375	02/15/25	3,560,940
4,000,000	5.625	02/15/37	2,151,480
Illinois Finance Authority RB for Midwest Regional Medical Center Series 2006 A
22,740,000	6.750	10/01/46	15,299,472
Illinois Finance Authority RB Refunding for Christian Home, Inc. Series 2007 A
4,500,000	5.750	05/15/31	2,794,410
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
5,600,000	5.125	01/01/25	3,626,056
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Senior Series 2004 A (Ca)
6,905,000	5.000	06/01/24	3,797,750
Illinois Finance Authority Student Housing RB for MJH Educational Assistance IV Subseries Series 2004 B (C)
2,075,000	5.000	06/01/24	207,500
4,000,000	5.375	06/01/35	400,000
Lincolnshire Special Service Area No. 1 Special Tax for Sedgebrook Project Series 2004 A
1,805,000	6.250	03/01/34	1,156,193
Ottawa Illinois Health Care Facilities RB Refunding for Ottawa Community Hospital Series 2004 (Radian) (A-)
1,900,000	5.125	08/15/19	1,772,415

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Plano Special Service Area No. 5 Special Tax for Lakewood Springs Club Unit 6 Series 2006
$4,750,000	6.000%	03/01/36	$2,823,542
Volo Village Special Service Area No. 4 Special Tax for Symphony Meadows Project Series 2006-2
3,137,000	5.000	03/01/16	2,297,194
Volo Village Special Service Area No. 6 Special Tax for Lancaster Falls Project Series 2006
4,200,000	5.750	03/01/36	2,415,000

			55,185,191

Indiana — 0.2%
Anderson Indiana Economic Development Revenue Refunding & Improvement RB for Anderson University Project Series 2007 (BBB-)
1,355,000	5.000	10/01/24	880,628
1,500,000	5.000	10/01/32	859,560
Indianapolis Airport Authority RB for Special Facilities United Air Lines Project Series 1995 A (AMT)(c)
7,798,283	6.500	11/15/31	214,453
Jasper County Industrial Economic Development RB Refunding for Georgia Pacific Corp. Project Series 2000 (AMT) (B2)
2,500,000	6.700	04/01/29	1,158,625
Lake County Indiana GO Bonds Series 2007
845,000	5.000	01/15/17	831,294
Vigo County Hospital Authority RB for Vigo Union Hospital, Inc. Series 2007(f)
2,000,000	5.500	09/01/27	1,256,220

			5,200,780

Iowa — 0.4%
Coralville Iowa COPS Series 2006 D (A3)
2,250,000	5.250	06/01/26	2,064,195
Coralville Iowa Urban Renewal Tax Allocation Series 2007 C (Baa1)
500,000	5.125	06/01/39	374,735
850,000	5.000	06/01/47	607,640
Pottawattamie County RB Refunding for Christian Homes, Inc. Series 2007 E
1,355,000	5.750	05/15/31	805,547
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
9,270,000	5.625	06/01/46	4,828,372

			8,680,489

Kansas — 0.1%
Overland Park Transportation Development District Special Assessment for Grass Creek Project Series 2006
735,000	4.850	09/01/16	568,103
1,565,000	5.125	09/01/28	937,670

			1,505,773

Kentucky — 0.1%
Kentucky Economic Development Finance Authority RB for Norton Healthcare, Inc. Series 2000 B (MBIA) (AA/Baa1)(d)
1,720,000	0.000	10/01/22	693,796
Kentucky Economic Development Finance Authority RB Refunding for Appalachian Regional Health Care Series 1997 (BB-)
500,000	5.700	10/01/10	481,085

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Kentucky — (continued)
Warren County Kentucky RB Refunding for Community Hospital Corp. Project Series 2007 A (BBB+)
$1,000,000	5.000%	08/01/26	$653,370
1,000,000	4.500	08/01/31	557,380

			2,385,631

Louisiana — 0.1%
Hodge Utility RB Refunding Series 2003 (AMT) (CCC+)
6,750,000	7.450	03/01/24	1,687,568

Maryland — 0.9%
Baltimore Maryland Convention Center Hotel RB Subseries 2006 B (BB/Ba1)
600,000	5.000	09/01/16	432,036
15,155,000	5.875	09/01/39	8,217,496
Baltimore Maryland Special Obligation Tax Allocation for Clipper Mill Project Series 2004
4,627,000	6.250	09/01/33	3,014,953
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003
3,000,000	6.500	07/01/31	2,087,160
Baltimore Maryland Special Obligation Tax Allocation for Strathdale Manor Project Series 2003
3,750,000	7.000	07/01/33	2,661,225
Frederick County Maryland Educational Facilities Revenue RB for Mount St. Mary’s University Series 2007 (BBB-/Baa3)
2,590,000	5.000	09/01/30	1,502,278
Maryland State Health & Higher Educational Facilities Authority RB for King Farm Presbyterian Community Series 2007 A
1,000,000	5.300	01/01/37	458,980

			18,374,128

Massachusetts — 0.4%
Massachusetts State Development Finance Agency RB for Eastern Nazarene College Series 1999 (BB+)
2,235,000	5.625	04/01/19	1,777,674
2,000,000	5.625	04/01/29	1,291,900
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
7,530,000	5.500	07/01/40	4,258,818

			7,328,392

Michigan — 0.6%
Flint Michigan Hospital Building Authority RB for Hurley Medical Center Series 1998 B (Ba1)
3,570,000	5.375	07/01/28	2,249,314
Flint Michigan Hospital Building Authority RB Refunding for Hurley Medical Center Series 1998 A (Ba1)
1,460,000	5.375	07/01/20	1,079,918
Michigan State Hospital Finance Authority RB for Marquette General Hospital Obligation Group Series 2005 A (Baa3)
1,530,000	5.000	05/15/26	982,734
2,000,000	5.000	05/15/34	1,166,020
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 B (BBB)(d)
217,050,000	0.000	06/01/52	1,625,705
Michigan Tobacco Settlement Finance Authority RB for Capital Appreciation Series 2007 C (BBB-)(d)
70,100,000	0.000	06/01/52	514,534

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Michigan — (continued)
Monroe County Hospital Finance Authority RB Refunding for Mercy Memorial Hospital Corp. Obligation Series 2006 (BB/Baa3)
$3,000,000	5.375%	06/01/26	$1,874,850
3,500,000	5.500	06/01/35	2,019,710
Wayne Charter County Special Airport Facilities RB for Northwest Airlines, Inc. Series 1995(c)
3,250,000	6.750	12/01/15	74,656

			11,587,441

Minnesota — 0.6%
Duluth Economic Development Authority Health Care Facilities RB for St. Luke’s Hospital Series 2002 (BB-)
7,500,000	7.250	06/15/32	5,656,950
Washington County Housing & Redevelopment Authority RB for Birchwood & Woodbury Projects Series 2007 A
4,260,000	5.550	12/01/27	2,527,373
7,500,000	5.625	06/01/37	4,142,175

			12,326,498

Mississippi — 0.6%
Adams County Environmental Improvement RB for International Paper Co. Project Series 1999 A (AMT) (BBB/Baa3)
1,000,000	6.250	09/01/23	669,270
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone RB for Chevron USA, Inc. Project Series 2007 B (AA/Aa1)(b)
9,000,000	1.050	07/01/09	9,000,000
Mississippi Hospital Equipment & Facilities Authority RB Refunding & Improvement for South Central Hospital Series 2006 (BBB)
3,000,000	5.250	12/01/21	2,169,420
1,825,000	5.250	12/01/26	1,215,651

			13,054,341

Missouri — 0.8%
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 A
1,135,000	6.000	07/01/37	676,222
Branson Regional Airport Transportation Development District RB for Branson Regional Airport Series 2007 B
11,000,000	6.000	07/01/25	7,170,350
5,000,000	6.000	07/01/37	2,922,000
Grindstone Plaza Transportation Development District Sales Tax RB Series 2006 A
250,000	5.250	10/01/21	149,808
385,000	5.400	10/01/26	220,039
Jennings Missouri Tax Increment RB Refunding for Northland Redevelopment Area Project Series 2006
1,000,000	5.000	11/01/23	650,590
Kansas City IDA Health Facilities RB for First Mortgage Bishop Spencer Series 2004 A
1,000,000	6.250	01/01/24	702,880
2,500,000	6.500	01/01/35	1,632,825
Kansas City IDA RB for Air Cargo Series 2002 (AMT) (Baa3)
1,275,000	6.250	01/01/30	873,451
Stone Canyon Community Improvement District RB for Public Infrastructure Improvement Project Series 2007
1,250,000	5.750	04/01/27	796,250

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Strother Interchange Transportation Development District-Lees Summit RB Series 2006
$675,000	5.000%	05/01/24	$416,468

			16,210,883

Montana — 0.0%
Flathead Municipal Airport Authority RB Refunding for Glacier Park International Airport Series 2007 A
1,000,000	5.000	06/01/20	736,260

Nevada — 1.0%
Clark County Improvement District No. 142-Local Improvement Special Assessment Series 2003
1,425,000	5.800	08/01/15	1,100,200
4,865,000	6.100	08/01/18	3,493,459
3,880,000	6.375	08/01/23	2,586,835
Clark County Industrial Development RB Refunding for Nevada Power Co. Project Series 1995 C (BB+)
710,000	5.500	10/01/30	386,609
Director of the State of Nevada Department of Business & Industry RB for Las Vegas Monorail Project Series 2000 2nd Tier
3,000,000	7.250	01/01/23	720,000
1,250,000	7.375	01/01/30	300,000
16,000,000	7.375	01/01/40	3,840,000
Henderson Local Improvement Districts No. T-16 Special Assessment Series 2005
1,030,000	4.900	03/01/17	464,509
1,510,000	5.000	03/01/20	680,195
800,000	5.100	03/01/22	360,184
Henderson Local Improvement Districts No. T-17 Special Assessment Series 2005
1,380,000	5.000	09/01/25	791,347
Las Vegas Local Improvement Bonds Special Assessment for Special Improvement District No. 607 Series 2004
1,300,000	5.900	06/01/17	975,520
1,335,000	5.900	06/01/18	971,493
490,000	6.000	06/01/19	350,154
4,860,000	6.250	06/01/24	3,200,990

			20,221,495

New Hampshire — 0.2%
New Hampshire Health & Education Facilities Authority RB for Speare Memorial Hospital Series 2004 (BBB-)
1,000,000	5.500	07/01/25	701,530
1,400,000	5.875	07/01/34	930,818
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
1,050,000	5.250	06/01/26	696,686
2,050,000	5.250	06/01/36	1,227,027

			3,556,061

New Jersey — 1.4%
New Jersey Economic Development Authority RB for First Mortgage Lions Gate Project Series 2005 A
710,000	5.750	01/01/25	471,653
400,000	5.875	01/01/37	241,104
New Jersey Economic Development Authority RB for First Mortgage of The Presbyterian Home Series 2001 A
1,000,000	6.250	11/01/20	739,250

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Jersey — (continued)
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1998 (AMT) (CCC+/B3)
$7,500,000	5.500%	04/01/28	$3,760,125
New Jersey Economic Development Authority Special Facilities RB for Continental Airlines, Inc. Project Series 1999 (AMT) (B/B3)
33,000,000	6.250	09/15/29	17,132,610
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
820,000	6.500	07/01/21	653,483
500,000	6.625	07/01/31	367,445
New Jersey Health Care Facilities Financing Authority RB for St. Peters University Hospital Series 2000 A (BBB-/Baa2)
1,500,000	6.875	07/01/30	1,171,170
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-)(d)
164,600,000	0.000	06/01/41	4,200,592

			28,737,432

New Mexico — 0.0%
Mariposa East Public Improvement District GO Bonds Series 2006
500,000	5.500	09/01/16	419,840
1,000,000	6.000	09/01/32	610,520

			1,030,360

New York — 0.4%
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Project Series 2001 B (B+/Ba2)
985,000	6.375	07/01/31	662,600
New York City Industrial Development Agency Civic Facility RB for Staten Island University Hospital Series 2002 C (B/Ba2)
1,450,000	6.450	07/01/32	978,706
New York City Industrial Development Agency Special Facilities RB for American Airlines, Inc. Project Series 1990 (AMT) (CCC+/Caa2)
14,010,000	5.400	07/01/20	5,936,177

			7,577,483

North Carolina — 0.4%
Charlotte Special Facilities RB Refunding for Charlotte/Douglas International Airport US Airways Series 1998 (AMT)
6,760,000	5.600	07/01/27	3,556,571
North Carolina Medical Care Commission Retirement Facilities RB Refunding for First Mortgage United Methodist Church Series 2005 C
1,500,000	5.250	10/01/24	945,795
North Carolina Medical Care Community Hospital RB for Maria Parham Medical Center Series 2003 (Radian) (BBB+)
2,505,000	5.500	10/01/13	2,496,533
North Carolina Medical Care Community Retirement Facilities RB Refunding First Mortgage for United Church Project Series 2005 A
500,000	5.250	09/01/21	335,605

			7,334,504

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
North Dakota — 0.0%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
$1,500,000	5.125%	07/01/29	$946,665

Ohio — 3.7%
Buckeye Tobacco Settlement Financing Authority RB for Asset Backed Bonds Senior Turbo Series 2007 A-2 (BBB/Baa3)
14,775,000	5.875	06/01/47	8,021,495
75,630,000	6.500	06/01/47	45,334,891
Buckeye Tobacco Settlement Financing Authority RB for Capital Appreciation Asset Backed Bonds 1st Subseries 2007 B (BBB+)(d)
41,800,000	0.000	06/01/47	602,338
Cleveland-Cuyahoga County Port Authority RB for Columbia National Series 2005 D (AMT) (BBB+)
715,000	5.000	05/15/20	554,218
Cleveland-Cuyahoga County Port Authority RB for Perrysburg Project Series 2006 (BBB+)
1,020,000	4.800	11/15/35	606,533
Coshocton County Environmental RB Refunding for Smurfit-Stone Container Corp. Series 2005 (CCC+)(f)
3,000,000	5.125	08/01/13	843,390
Hamilton County Health Care RB Refunding for Life Enriching Community Project Series 2006 A (BBB)
15,540,000	5.000	01/01/27	9,165,647
15,000,000	5.000	01/01/37	7,906,050
Jeffrey Place New Community Authority RB for Jeffrey Place Redevelopment Series 2007 A
1,000,000	5.000	12/01/22	601,840
1,000,000	5.000	12/01/32	503,380
Pinnacle Community Infrastructure Financing Authority RB for Ohio Facilities Series 2004 A
2,500,000	6.250	12/01/36	1,562,550
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond Fund-Preston Series 2006 B (AMT) (BBB+)
2,040,000	4.800	11/15/35	1,145,358

			76,847,690

Oklahoma — 1.1%
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
4,725,000	5.000	12/01/27	2,997,729
Tulsa Municipal Airport Trust RB for American Airlines Project Series 1995 (B-/Caa2)
27,000,000	6.250	06/01/20	16,332,300
Weatherford Hospital Authority RB Series 2006
2,200,000	6.000	05/01/25	1,567,346
1,365,000	6.000	05/01/31	896,286

			21,793,661

Oregon — 0.2%
Forest Grove Oregon Student Housing RB for Oak Tree Foundation Project Series 2007
4,750,000	5.500	03/01/37	3,146,970
Oregon State Economic Development RB for Georgia Pacific Corp. Series 1995 CLVII (AMT) (B/B2)
195,000	6.350	08/01/25	91,067

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Oregon — (continued)
Portland Oregon Multi-Family Housing RB for Pacific Tower Series 2001 C
$2,530,000	7.000%	12/01/34	$1,967,404

			5,205,441

Pennsylvania — 6.2%
Allegheny County Hospital Development Authority RB for West Pennsylvania Health System Series 2007 A (BB/Ba3)
103,405,000	5.000	11/15/28	52,141,971
86,430,000	5.375	11/15/40	41,769,891
Allentown Area Hospital Authority RB for Sacred Heart Hospital Series 2005 (BB-/B3)
6,675,000	6.000	11/15/16	5,445,598
Chester Economic Development Authority RB Guaranteed Series 2004
8,635,000	7.000	03/01/19	7,052,377
Harrisburg Pennsylvania Authority RB for Harrisburg University of Science Series 2007 B
3,000,000	6.000	09/01/36	1,991,640
Montgomery County IDA RB for Whitemarsh Continuing Care Series 2005
1,720,000	5.125	02/01/12	1,504,071
1,775,000	5.300	02/01/13	1,497,781
2,000,000	6.125	02/01/28	1,262,960
Philadelphia Authority for Industrial Development RB for Please Touch Museum Project Series 2006 (BBB-)
3,000,000	5.250	09/01/26	2,181,630
3,000,000	5.250	09/01/31	2,051,370
2,000,000	5.250	09/01/36	1,320,700
Scranton Lackawanna Health & Welfare Authority RB for Moses Taylor Hospital Project Series 1997 (B-)
500,000	6.150	07/01/14	431,945
4,825,000	6.200	07/01/17	3,844,174
6,840,000	6.250	07/01/20	5,080,820

			127,576,928

Puerto Rico — 0.8%
Puerto Rico Highway & Transportation Authority RB Refunding Series 2007 N (AMBAC) (A/Baa1)(b)
38,250,000	3.131	07/01/45	16,709,512

Rhode Island — 0.0%
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 A (BBB)(d)
78,950,000	0.000	06/01/52	591,336
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2007 B (BBB-)(d)
85,300,000	0.000	06/01/52	553,597

			1,144,933

South Carolina — 0.9%
Connector 2000 Association, Inc. Toll Road RB for Capital Appreciation Series 1998 B (CC)(d)
15,000,000	0.000	01/01/33	1,705,050
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 A
4,304,000	6.875	11/01/35	2,712,080

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
South Carolina — (continued)
Lancaster County Assessment RB for Edgewater Improvement District Series 2003 B
$2,641,000	6.125%	11/01/14	$2,201,247
Lancaster County Assessment Special Assessment for Edenmoor Improvement District Series 2006 A
4,935,000	5.750	12/01/37	2,729,400
South Carolina Jobs Economic Development Authority RB Refunding First Mortgage for Episcopal Church Series 2007 (AA)
4,000,000	5.000	04/01/24	2,763,080
York County Industrial RB Exempt Facility Hoechst Celanese Series 1994 (AMT) (B+/B1)
11,430,000	5.700	01/01/24	6,144,311

			18,255,168

Tennessee — 1.4%
Blount County Health & Educational Facilities Board RB Refunding for Asbury, Inc. Series 2007 A
1,675,000	5.125	04/01/23	1,097,527
Chattanooga Health Educational & Housing Facilities Board RB Refunding for CDFI Phase I LLC Project Series 2005 A (BBB-)
750,000	5.000	10/01/15	625,500
11,710,000	5.000	10/01/25	7,666,771
14,500,000	5.125	10/01/35	8,636,345
Johnson City Health & Educational Board Retirement Facilities RB for Appalachian Christian Village Project Series 2004 A
1,000,000	6.250	02/15/32	639,760
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 A (AMT)(a)
9,080,000	5.750	04/01/25	6,369,529
Memphis Health Educational & Housing Facility Board RB for Memphis Multi-Family Housing Apartment Projects Series 2007 B(b)
1,840,000	2.600	04/01/42	1,615,079
Shelby County Health Educational & Housing Facilities Board RB for Trezevant Manor Project Series 2006 A
2,000,000	5.625	09/01/26	1,254,120

			27,904,631

Texas — 6.3%
Alliance Airport Authority Special Facilities RB Refunding for American Airlines, Inc. Project Series 2007 (AMT) (CCC+)
27,240,000	5.250	12/01/29	8,747,854
14,500,000	5.750	12/01/29	4,654,645
Austin Texas Convention Enterprises, Inc. RB for Third Tier Series 2001 C-2
10,010,000	9.750	01/01/26	7,812,805
Brazos River Authority PCRB for TXU Energy Co. LLC Project Series 2006 (AMT) (CCC/Caa1)
17,740,000	5.000	03/01/41	6,718,848
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (CCC/Caa1)(a)
10,000,000	5.750	11/01/11	8,108,800
Brazos River Authority PCRB Refunding for TXU Energy Co. LLC Project Series 2003 C (AMT) (CCC/Caa1)
9,275,000	6.750	10/01/38	4,726,633

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Dallas County Flood Control District GO Bonds Refunding Series 2002(f)
$6,000,000	7.250%	04/01/32	$4,472,940
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1995 (CCC+/Caa2)
21,250,000	6.000	11/01/14	11,499,012
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for American Airlines, Inc. Series 1999 (AMT) (GTY AGMT) (CCC+/Caa2)
48,395,000	6.375	05/01/35	17,782,743
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB for Delta Airlines, Inc. Series 1991(c)
3,250,000	7.625	11/01/21	213,525
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB Refunding for American Airlines, Inc. Series 2007 (CCC+)
16,450,000	5.500	11/01/30	5,994,709
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 B (AMT) (B-/B3)
1,000,000	5.700	07/15/29	526,290
Houston Airport System Special Facilities RB for Continental Airlines Series 1998 C (AMT) (B-/B3)
4,730,000	5.700	07/15/29	2,489,352
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
2,025,000	5.500	02/15/25	1,359,585
3,250,000	5.625	02/15/35	1,993,257
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B+/Ba3)
4,200,000	7.200	01/01/21	3,517,332
5,000,000	7.250	01/01/31	3,898,050
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project RMKT 11/29/05 Series 2001 C (CCC/Caa1)
5,950,000	5.200	05/01/28	2,841,898
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2000 A (CCC/Caa1)
7,110,000	6.450	06/01/21	4,229,810
Sabine River Authority Texas PCRB Refunding for TXU Electric Co. Project Series 2001 A (CCC/Caa1)(a)
16,265,000	5.500	11/01/11	13,343,806
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
4,075,000	5.125	05/15/37	2,283,508
Tom Green County Health Facilities Development Corp. Hospital RB for Shannon Health System Project Series 2001 (BBB/Baa3)
2,000,000	6.750	05/15/21	1,639,780
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
8,650,000	5.000	07/01/20	6,111,138
5,850,000	5.000	07/01/23	3,876,912

			128,843,232

Vermont — 0.1%
Vermont Economic Development Authority Mortgage RB for Wake Robin Corp. Project Series 2006 A
1,500,000	5.250	05/01/26	945,960
1,840,000	5.375	05/01/36	1,045,764

			1,991,724

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Virginia — 0.5%
Albemarle County IDA RB Refunding Westminster-Canterbury Series 2007
$1,000,000	5.000%	01/01/31	$537,700
Bedford County IDA RB Refunding for Nekoosa Packaging Corp. Project Series 1998 (AMT) (B2)
320,000	5.600	12/01/25	134,246
Celebrate North Community Development Authority Special Assessment Project Series 2003 B
5,000,000	6.750	03/01/34	3,346,350
Loudoun County IDA Residential Care Facility RB Refunding for Falcons Landing Series 2004 A
1,750,000	6.000	08/01/24	1,274,000
Norfolk Redevelopment & Housing Authority RB for First Mortgage Retirement Community Series 2004 A
500,000	6.000	01/01/25	342,320
1,100,000	6.125	01/01/35	708,191
Suffolk IDA Retirement Facilities RB Refunding First Mortgage for Lake Prince Center Series 2006
725,000	5.150	09/01/24	461,615
1,000,000	5.300	09/01/31	578,490
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Subseries 2007 C-1 (BBB)(d)
137,195,000	0.000	06/01/47	2,083,992
Virginia Beach Development Authority Residential Care Facilities Mortgage RB Refunding for Westminster-Canterbury Series 2005
500,000	5.000	11/01/22	338,720

			9,805,624

Washington — 0.1%
Terrace Heights Sewer District RB for Refunding and Improvement Series 2006
680,000	4.750	01/01/29	574,498
1,075,000	5.000	01/01/33	924,124

			1,498,622

West Virginia — 0.0%
Ohio County Commission Sewage System Tax Allocation for Fort Henry Centre Financing District Series 2007 A
1,000,000	5.850	06/01/34	612,920

Wisconsin — 3.3%
Superior Wisconsin Collateralized Utility RB for Superior Water, Light & Power Project Series 2007 B (A3)
6,030,000	5.750	11/01/37	4,349,379
Superior Wisconsin Collateralized Utility RB Refunding for Superior Water, Light & Power Project Series 2007 A (A3)
6,370,000	5.375	11/01/21	5,303,598
Wisconsin State Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
1,500,000	6.100	05/01/34	1,046,160
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
5,825,000	5.125	05/15/29	3,680,352
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
1,400,000	5.000	05/15/36	812,574

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Wisconsin — (continued)
Wisconsin State Health & Educational Facilities Authority RB for Vernon Memorial Healthcare, Inc. Project Series 2005 (BBB-)
$3,000,000	5.100%	03/01/25	$1,990,410
3,800,000	5.250	03/01/35	2,293,300
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
11,365,000	5.250	08/15/21	7,883,105
9,700,000	5.250	08/15/23	6,466,408
7,565,000	5.250	08/15/24	4,956,664
9,715,000	5.250	08/15/25	6,262,775
24,515,000	5.250	08/15/31	12,848,066
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Services, Inc. Series 2003 A (BBB+/Baa2)
5,000,000	5.250	08/15/25	3,223,250
1,585,000	5.125	08/15/33	798,222
Wisconsin State Health & Educational Facilities Authority RB Refunding for Illinois Senior Housing, Inc. Series 2006
1,275,000	5.650	08/01/21	862,843
2,385,000	5.800	08/01/29	1,479,034
Wisconsin State Health & Educational Facilities Authority RB Refunding for Wheaton Healthcare Series 2006 B (BBB+/Baa2)
5,970,000	5.125	08/15/30	3,513,703

			67,769,843

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$1,628,068,832

Other Municipals — 2.8%
Charter Mac Equity Issuer Trust Series 2004 A-4-1 (AMT) (Aaa)(a)(f)
9,000,000	5.750	04/30/15	7,896,060
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (A3)(a)(f)
8,000,000	5.125	09/30/15	5,617,040
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(a)(f)
4,000,000	7.750	11/01/10	3,398,400
4,000,000	5.200	09/30/14	3,297,600
8,000,000	5.300	09/30/15	5,564,000
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa1)(a)(f)
3,000,000	5.400	09/30/14	2,473,260
3,000,000	5.800	09/30/19	2,253,630
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity (Baa3)(a)(f)
6,000,000	5.900	09/30/20	3,587,700
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (A3)(a)(f)
4,000,000	4.950	09/30/12	3,219,720
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (Baa2)(a)(f)
3,000,000	5.500	09/30/15	2,086,530
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series A-2 (A3)(a)(f)
6,000,000	4.900	09/30/14	4,946,040

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Other Municipals — (continued)
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series C (Baa2)(a)(f)
$5,000,000	4.700%	09/30/09	$4,249,250
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 Class A (Aa3)(f)
8,515,000	4.050	05/04/10	8,625,099

TOTAL OTHER MUNICIPALS			$57,214,329

Shares	Description	Value
Common Stock — 0.0%
1,680	Delta Air Lines, Inc.(g)	$19,253

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — 3.1%
Connecticut — 0.9%
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2001 V-1 (A-1+/VMIG1)(b)
$9,100,000	0.700%	01/02/09	$9,100,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 2005 Y-2 (A-1+/VMIG1)(b)
9,000,000	0.700	01/02/09	9,000,000

			18,100,000

Illinois — 0.2%
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2007 B-2 (A-1+/VMIG1)(b)
4,600,000	1.150	01/02/09	4,600,000

New Hampshire — 0.1%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2008 A (A-1+/VMIG1)(b)
1,600,000	0.750	01/02/09	1,600,000

New York — 1.7%
New York City Municipal Water Finance Authority Water & Sewer VRDN RB for Second Generation Resolution Series 2005 BB-1 (A-1/VMIG1)(b)
11,500,000	1.000	01/02/09	11,500,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002-1 Subseries 1-D (LIQ — Landesbank Hessen-Thuringen) (A-1+/VMIG1)(b)
8,000,000	1.050	01/02/09	8,000,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002-3 Subseries 3-E (A-1+/VMIG1)(b)
3,000,000	1.050	01/02/09	3,000,000
New York State Dormitory Authority VRDN RB for Cornell University Series 1990 B (A-1+/VMIG1)(b)
3,900,000	1.050	01/02/09	3,900,000
Tompkins County Industrial Development Agency VRDN RB for Cornell University Civic Facilities Series 2008 A-1 (A-1+/VMIG1)(b)
8,000,000	1.050	01/02/09	8,000,000

			34,400,000

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
Texas — 0.2%
Texas Water Development Board VRDN RB Refunding for State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(b)
$5,570,000	1.300%	01/03/09	$5,570,000

TOTAL SHORT-TERM INVESTMENTS			$64,270,000

	Interest
Shares	Rate	Value
Investment Companies(h) — 15.6%
JP Morgan Tax Free Money Market Fund — Institutional Shares
267,496,108	1.354%	$267,496,108
Morgan Stanley Institutional Liquidity Fund — Tax-Exempt Portfolio — Institutional Shares
52,596,222	1.752	52,596,222

TOTAL INVESTMENT COMPANIES		$320,092,330

TOTAL INVESTMENTS — 100.7%		$2,069,664,744

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(13,918,848)

NET ASSETS — 100.0%		$2,055,745,896

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Securities with “Put” features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2008.
(b) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2008.
(c) Security is currently in default.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e) Inverse variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the Investment Adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $63,786,879, which represents approximately 3.1% of net assets as of December 31, 2008.
(g) Non-income producing security.
(h) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
Security ratings disclosed, if any, are issued by Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information.

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
BANS	— Bond Anticipation Notes
COPS	— Certificates of Participation
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
FSA-CR	— Insured by Financial Security Assurance Co.- Insured Custodial Receipts
GO	— General Obligation
GTY AGMT	— Guaranteed Agreement
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by MBIA Insurance Corp.
MBIA-RE	— Municipal Bond Investor Assurance Re-insures/
FGIC	— Financial Guaranty Insurance Co.
PCRB	— Pollution Control Revenue Bond
Radian	— Insured by Radian Asset Assurance
RB	— Revenue Bond
RMKT	— Remarketed
VRDN	— Variable Rate Demand Notes

GOLDMAN SACHS HIGH YIELD MUNICIPAL FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$3,132,166,844

Gross unrealized gain	2,122,754
Gross unrealized loss	(1,064,624,854)

Net unrealized security loss	$(1,062,502,100)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 96.1%
Alabama — 1.4%
Alabama Public School & College Authority RB for Capital Improvement Series 1999 D (AA/Aa2)
$1,150,000	5.750%	08/01/19	$1,180,417
Alexander City Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+)
1,780,000	5.750	12/01/36	1,131,101
Birmingham Alabama GO Bonds for Capital Improvement Warrants Series 2000 A (AA/Aa3)
1,000,000	5.550	08/01/21	1,027,480
Health Care Authority RB for Baptist Health Series 2006 D (BBB+/A3)
575,000	5.000	11/15/17	522,543
100,000	5.000	11/15/21	83,206
Jefferson County Limited Obligation RB Series 2004 A (BBB/B3)
500,000	5.000	01/01/09	500,000
Mobile Water & Sewer Commissioners RB Series 2002 (MBIA-RE FGIC) (AA/A2)
1,000,000	5.250	01/01/18	1,022,690
Tuscaloosa Educational Building Authority RB for Stillman College Project Series 2007 A (MBIA) (BBB-)
2,900,000	5.250	06/01/37	1,730,459

			7,197,896

Alaska — 1.4%
Alaska State Housing Finance Corp. RB for General Housing Series 2005 A (MBIA-RE FGIC) (AA/Aa2)
4,000,000	5.250	12/01/34	3,741,240
Alaska State Housing Finance Corp. RB for General Mortgage Series 1999 A (MBIA) (AAA/Aaa)
2,490,000	6.000	06/01/49	2,490,050
Anchorage Alaska Water RB Refunding Series 2004 (MBIA) (AA/A2)(a)
1,000,000	5.125	05/01/14	1,144,420

			7,375,710

Arizona — 2.2%
Arizona Health Facilities Authority RB for Banner Health Series 2008 D (AA-)
3,250,000	5.500	01/01/38	2,704,813
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A(b)(c)
4,170,000	2.250	02/02/15	3,301,472
Arizona School Facilities Board RB for State School Trust Series 2004 A (AMBAC) (A/Baa1)(a)
3,410,000	5.750	07/01/14	4,026,596
Northern Arizona University RB Series 2003 (FGIC) (A+/A2)(a)
1,235,000	5.500	06/01/14	1,439,454
Queen Creek Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
500,000	5.000	01/01/26	285,180

			11,757,515

Arkansas — 0.1%
Arkansas Development Finance Authority RB for Single Family Mortgage Backed Securities Series 2008 B (AMT) (GNMA/FNMA) (AAA)
550,000	5.500	07/01/23	483,885

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Arkansas — (continued)
Paragould Arkansas Sales and Use Tax RB Series 2001 (AMBAC) (A/Baa1)
$225,000	5.100%	06/01/18	$226,894

			710,779

California — 14.7%
Abag Finance Authority RB for Non-Profit Corps. RB for San Diego Hospital Association Series 2001 A (A-/Baa1)
275,000	6.125	08/15/20	221,452
Bay Area Toll Authority California Toll Building Authority RB for San Francisco Bay Area Series 2008 F1 (AA/Aa3)
4,000,000	5.500	04/01/43	3,915,120
California County Tobacco Securitization Agency RB for Capital Appreciation Bonds Stanislaus Subseries 2006 B (BBB-)(d)
450,000	0.000	06/01/46	7,101
California Health Facilities Financing Authority RB for Providence Health & Services Series 2008 C (AA/Aa2)
1,000,000	6.500	10/01/33	996,210
California Housing Finance Agency RB for Home Mortgage AMT Series 2006 I (AA-/Aa2)
2,425,000	4.800	08/01/36	1,576,007
California Infrastructure & Economic Development Bank RB for LA County Department of Public Social Services Series 2003 (AMBAC) (A/Baa1)
1,000,000	5.750	09/01/23	1,015,800
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Series 1998 A (AMT) (BBB)(b)
2,500,000	4.500	06/01/10	2,499,575
California State GO Bonds Refunded Balance Series 2000 (FGIC) (AAA/A1)(a)
75,000	5.250	09/01/10	79,725
California State Public Works Board Lease RB for UCLA Replacement Hospital Series 2002 A (FSA) (AAA/Aa2)
2,000,000	5.375	10/01/19	2,040,800
California Statewide Communities Development Authority RB for Enloe Medical Center Series 2008 (A+)
1,435,000	5.750	08/15/38	1,226,423
Chabot-Las Positas Community College District GO Bonds for Capital Appreciation Bonds Series 2006 C (AMBAC) (AA-/Aa2)(d)
6,340,000	0.000	08/01/35	1,119,137
Eastern Municipal Water District Community Facilities Special Tax District No. 2003-25 Improvement Area D Series 2006
425,000	5.000	09/01/36	250,648
Eastern Municipal Water District Community Facilities Special Tax District No. 2005-40 Mahogany Series 2006
410,000	5.000	09/01/36	235,213
Foothill-De Anza Community College District of California GO Bonds for Capital Appreciation Bonds Series 2007 B (AMBAC) (AA/Aa1)(d)
11,235,000	0.000	08/01/36	1,920,399
Foothill-De Anza Community College District of California GO Bonds Series 2007 A (AMBAC) (AA/Aa1)
6,000,000	5.000	08/01/27	5,928,300
Foothill-De Anza Community College District of California GO Bonds Series 2007 B (AMBAC) (AA/Aa1)
3,985,000	5.000	08/01/27	3,937,379

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 B (BBB)(d)
$60,000,000	0.000%	06/01/47	$947,400
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Capital Appreciation for Asset Backed Bonds Subseries 2007 C (BBB-)(d)
19,500,000	0.000	06/01/47	280,995
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2003 A-3 (AAA/Aaa)(a)
350,000	7.875	06/01/13	422,807
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2003 A-5 (AAA/Aaa)(a)
650,000	7.875	06/01/13	785,213
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Asset Backed Bonds Series 2007 A-1 (BBB/Baa3)
5,000,000	5.000	06/01/33	2,810,050
4,375,000	5.125	06/01/47	2,180,412
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (AAA/Aaa)(a)
7,800,000	5.500	06/01/13	8,660,106
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2005 A (A/A2)
3,075,000	5.000	06/01/45	2,025,318
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB Series 2003 A-1 (AAA)(a)
1,225,000	6.750	06/01/13	1,423,095
Hacienda La Puente Unified School District of California GO Bonds for Election 2000 Series 2003 B (FSA) (AAA/Aa3)(a)
1,200,000	5.250	08/01/13	1,381,380
Kaweah Delta California Health Care District RB Series 2004 (A3)(a)
325,000	6.000	08/01/12	379,811
Lafayette Redevelopment Agency Tax Allocation RB for Lafayette Redevelopment Project Series 2005 (Radian) (A)
120,000	5.000	08/01/35	87,176
Lake Elsinore California Unified School District Community Facilities District Special Tax Series 2005-3
595,000	5.000	09/01/25	348,807
Menlo Park California GO Bonds Series 2002 (AAA/Aa1)
1,000,000	5.250	08/01/27	1,011,980
Merced City School District GO Bonds Capital Appreciation for Election of 2003 Series 2005 (MBIA) (AA)(d)
1,205,000	0.000	08/01/26	397,891
Metropolitan Water District Waterworks of Southern California RB Refunding Series 2001 A (AAA/Aa2)
1,000,000	5.100	07/01/25	1,003,150
Sacramento County Sanitation District Financing Authority Variable RB Refunding for Sacramento County Regional Series 2007 B (MBIA-RE FGIC) (AA/Aa3)(c)
3,000,000	2.006	12/01/35	1,573,560

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
San Diego County Water Authority COPS Series 2008 A (FSA) (AAA/Aa3)
$12,095,000	5.000%	05/01/33	$11,521,939
San Diego Unified School District GO Bonds for Election 1998 Series 2002 D (FGIC) (AA/Aa2)
1,000,000	5.250	07/01/24	1,085,040
San Gabriel Unified School District GO Bonds Unrefunded Balance Series 2002 A (FSA) (AAA/Aa3)
55,000	5.375	08/01/21	55,826
San Joaquin Hills Transportation Corridor Agency RB Capital Appreciation for Refunding Series 1997 A (MBIA) (AA/Baa1)(d)
1,605,000	0.000	01/15/26	353,919
Santa Ana Unified School District COPS Series 2007 (MBIA) (AA/A3)
5,000,000	5.250	04/01/37	4,448,950
Silicon Valley Tobacco Securitization Authority RB Capital Appreciation for Turbo Santa Clara Series 2007 A (BBB+)(d)
8,000,000	0.000	06/01/36	422,560
Temecula Valley Unified School District Community Facilities District Special Tax District No. 2004-1 Improvement Area A Series 2007
1,865,000	5.000	09/01/37	1,052,289
Tobacco Securitization Authority of Southern California Settlement RB for Asset Backed Bonds Series 2002 A (AAA/Aaa)(a)
3,000,000	5.625	06/01/12	3,386,580
Torrance California COPS Refunding & Public Improvement Project Series 2005 B (AMBAC) (AA-/A1)
310,000	5.250	06/01/34	280,959
Vernon Natural Gas Financing Authority RB for Vernon Gas Project Subseries 2006 A-3 (MBIA) (AA/A3)(b)
2,835,000	5.000	08/03/09	2,797,805
West Contra Costa Unified School District GO Bonds Capital Appreciation for Election of 2002 Series 2004 C (MBIA-RE FGIC) (AA)(d)
1,175,000	0.000	08/01/25	427,230

			78,521,537

Colorado — 2.1%
Castlewood Ranch Colorado Metropolitan District GO Bonds Refunding Series 2006 (XLCA)
1,905,000	4.250	12/01/29	1,391,069
3,520,000	4.250	12/01/34	2,416,515
Colorado Health Facilities Authority RB for Catholic Health Initiatives Series 2001 (AA/Aa2)(a)
550,000	5.500	09/01/11	602,019
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
1,150,000	5.000	12/01/35	624,174
Colorado Health Facilities Authority RB for Hospital Poudre Valley Health Care Series 2005 F (BBB+/Baa1)
800,000	5.000	03/01/25	538,848
Colorado Health Facilities Authority RB for Portercare Adventist Health System Series 2001 (A2)(a)
500,000	6.500	11/15/11	567,965

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Colorado — (continued)
E-470 Public Highway Authority RB for Capital Appreciation Series 2004 B (MBIA) (AA/Baa1)(d)
$5,000,000	0.000%	09/01/27	$1,029,000
E-470 Public Highway Authority RB Series 2007 B-2 (MBIA) (AA/Baa1)(b)
500,000	5.000	09/02/11	492,120
La Plata County Colorado School District No. 9-R Durango GO Bonds Series 2002 (MBIA) (Aa3)(a)
1,000,000	5.250	11/01/12	1,118,910
Tower Colorado Metropolitan District GO Bonds Refunding and Improvement Series 2005 (Radian) (BBB+/A3)
140,000	5.000	12/01/35	118,258
West Metro Fire Protection District GO Bonds Series 2006 A (MBIA) (Aa3)
2,200,000	5.250	12/01/26	2,251,282

			11,150,160

Connecticut — 0.3%
Connecticut State Development Authority PCRB Refunding for Connecticut Light & Power Co. RMKT 9/23/98 Series 1993 A (BBB/Baa1)
2,150,000	5.850	09/01/28	1,805,462

District of Columbia — 1.4%
District of Columbia Hospital RB for Children’s Hospital Obligation Group Series 2008 (FSA) (AAA)
4,500,000	5.250	07/15/45	3,730,140
District of Columbia RB for Friendship Public Charter School Series 2006 (ACA) (BBB)
100,000	4.000	06/01/16	71,564
District of Columbia RB for Georgetown University Series 2007 (AMBAC/BHAC-CR) (AAA/Aaa)(d)(e)
6,185,000	0.000	04/01/40	2,711,566
District of Columbia Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 (BBB/Baa3)
660,000	6.250	05/15/24	535,557
1,000,000	6.500	05/15/33	618,640

			7,667,467

Florida — 6.7%
Arbor Greene Community Development District Special Assessment for Refunding Revenue Series 2006 (BBB+)
1,410,000	5.000	05/01/19	1,118,130
Bluewaters Community Development District Special Assessment Series 2004
2,500,000	6.000	05/01/35	1,577,825
Bridgewater Wesley Chapel Community Development District of Florida Special Assessment for Capital Improvement Series 2005
2,395,000	5.750	05/01/35	1,456,256
Coconut Cay Community Development District of Florida Special Assessment Series 2006
975,000	5.375	05/01/36	555,847
Coral Gables Health Facilities Authority RB for Baptist Health South Florida Series 2004 (FSA) (AAA/Aaa)(a)
1,000,000	5.250	08/15/14	1,158,360

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Covington Park Florida Community Development District Special Assessment Refunding for Capital Improvement Series 2005 (A-)
$645,000	5.000%	05/01/21	$623,418
Crossings At Fleming Island Community Development District of Florida RB Refunding Series 2007 (MBIA) (AA/Baa1)
125,000	4.750	10/01/36	105,847
Crossings At Fleming Island Community Development District of Florida Special Assignment Refunding for Series 2000 B (MBIA) (AA/Baa1)
1,765,000	5.800	05/01/16	1,796,188
Diamond Hill Community Development District Tax Allocation for Capital Improvement Series 2004
1,630,000	6.000	05/01/34	1,035,930
Double Branch Community Development District Special Assessment Series 2005 A
560,000	5.350	05/01/34	322,510
Hamal Florida Community Development District Special Assessment for Refunding and Improvement Series 2006 A (MBIA) (AA/Baa1)
2,755,000	5.375	05/01/22	2,830,074
High Ridge Quantum Community Development District of Florida Special Assessment for Boyton Beach Series 2005 A
1,880,000	5.750	05/01/35	1,143,115
Highlands County Health Facilities Authority RB Prefunded for Adventist Health Series 2005 B (ETM) (A+/A1)
60,000	5.000	11/15/09	61,993
Highlands County Health Facilities Authority RB Refunded for Adventist Health Series 2005 B (A+/A1)
440,000	5.000	11/15/09	448,140
Hollywood Community Redevelopment Agency RB for Beach CRA Series 2004 (BBB+/Baa1)
300,000	5.625	03/01/24	202,137
Keys Cove Community Development District Special Assessment Series 2004
1,170,000	5.875	05/01/35	724,909
Lee County IDA RB Refunding for Shell PT/ Alliance Community Project Series 2007 (BBB-)
2,500,000	5.000	11/15/13	2,143,925
Longleaf Community Development District Special Assessment Refunding Series 2006
1,290,000	5.375	05/01/30	773,033
Marsh Harbour Community Development District Special Assessment Series 2005 A
860,000	5.450	05/01/36	494,767
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 A
960,000	6.000	05/01/35	605,885
Miami-Dade County Expressway Authority of Florida RB Series 2004 B (MBIA-RE FGIC) (AA/A3)
1,000,000	5.250	07/01/26	986,490
Miami-Dade County Florida Aviation RB RMKT 03/17/08 Series 2003 E (AMT) (MBIA) (AA/A2)
500,000	5.250	10/01/13	483,310
425,000	5.250	10/01/14	402,573
575,000	5.250	10/01/16	525,900

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — (continued)
Oakstead Community Development District Capital Improvement Special Assessment Refunding Series 2006 A-1 (MBIA) (AA/Baa1)
$145,000	4.500%	05/01/32	$118,951
Orange County Health Facilities Authority RB for Orlando Regional Healthcare Hospital Series 2006 B (A/A2)
135,000	4.750	11/15/36	89,572
Orlando City Development Tax RB for Senior 6th Tourist Center Contract Payments Series 2008 A (ASSURED GTY) (AAA/Aa2)
4,000,000	5.250	11/01/38	3,631,600
Port Everglades Authority RB Series 1986 (ETM) (AAA/Aaa)
2,365,000	7.125	11/01/16	2,785,852
Sail Harbour Community Development District Special Assessment Series 2005 A (AA)
970,000	5.500	05/01/36	548,525
Sonoma Bay Community Development District Special Assessment Series 2005 A
635,000	5.450	05/01/36	373,304
Sumter Landing Florida Community Development District Recreational RB Series 2005 A (MBIA) (AA/Baa1)
250,000	4.625	10/01/30	181,205
Tampa Palms Open Space & Transportation Community Development District Revenue Special Assessment Refunding for Capital Improvement Area 7 Project Series 2004 (MBIA) (AA/Baa1)
1,395,000	4.500	05/01/18	1,398,083
Tampa Water & Sewer RB Refunding Series 2001 A (AA/Aa2)
1,000,000	5.250	10/01/19	1,042,590
Thousand Oaks Community Development District Special Assessment Series 2005 A-1
955,000	5.350	05/01/35	545,381
Village Community Development District No. 5 Special Assessment Series 2003 A
2,325,000	6.100	05/01/34	1,576,722
Village Community Development District No. 6 Special Assessment Series 2007
2,235,000	5.250	05/01/37	1,153,461
Villagewalk of Bonita Springs Community Development District Special Assessment for Capital Improvement Series 2005
985,000	5.600	05/01/36	597,944

			35,619,752

Georgia — 2.3%
Augusta Georgia Water & Sewer RB Series 2004 (FSA) (AAA/Aa3)
7,000,000	5.250	10/01/39	6,812,050
Chatham County Hospital Authority RB for Hospital Improvement Memorial Health University Series 2004 A (BBB/Baa2)
325,000	5.500	01/01/34	195,452
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
4,275,000	4.850	06/01/09	4,233,618
Georgia State GO Bonds Prerefunded Series 1992 B (ETM) (AAA/Aaa)
5,000	6.000	03/01/12	5,647

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Georgia — (continued)
Georgia State GO Bonds Unrefunded Balance Series 1992 B (AAA/Aaa)
$995,000	6.000%	03/01/12	$1,114,689

			12,361,456

Hawaii — 0.7%
Hawaii State Airport System RB Refunding Series 2000 B (AMT) (MBIA-RE FGIC) (AA/A2)
3,500,000	6.625	07/01/17	3,562,685

Idaho — 0.2%
Idaho Health Facilities Authority Variable RB for St. Luke’s Regional Medical Center Series 2008 (A/A2)
1,000,000	6.750	11/01/37	955,030

Illinois — 5.3%
Chicago Illinois GO Bonds Unrefunded Balance Series 2000 C (FGIC) (AA-/Aa3)
815,000	5.500	01/01/19	836,223
Chicago Illinois Multi-Family Housing RB for Coppin Housing Project Series 2007 A (AMT) (GNMA/FHA) (Aaa)
1,375,000	5.000	11/20/48	980,870
Chicago Illinois O’Hare International Airport RB Refunding for General Airport 3rd Lien Series 2003 A-1 (XLCA) (A-/A1)
490,000	5.250	01/01/34	413,148
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA)
750,000	5.000	11/15/11	691,643
1,250,000	6.250	11/15/13	1,145,337
Chicago Single Family Mortgage RB for Collateral Series 2001 A (AMT) (GNMA/FNMA/FHLMC) (AAA/Aaa)
1,470,000	6.250	10/01/32	1,446,421
Du Page County High School District No. 87 Glenbard Township GO Bonds Unrefunded Balance Series 1998 A (Aa3)
20,000	5.050	12/01/14	20,009
Illinois Development Finance Authority PCRB Refunding for Amerencips RMKT 12/03/01 Series 2000 A (BBB-/Ba1)(b)
2,300,000	5.500	02/28/14	2,033,223
Illinois Educational Facilities Authority Student Housing RB for Educational Advancement Fund University Center Project Series 2002 (AAA/Aaa)(a)
2,000,000	6.250	05/01/12	2,296,600
Illinois Finance Authority RB for Edward Hospital RMKT 04/09/08 Series 2008 A (AMBAC) (A+/A2)
350,000	6.250	02/01/33	305,490
Illinois Finance Authority RB Refunding for Proctor Hospital Series 2006 A (BBB-/Baa3)
400,000	5.125	01/01/25	259,004
Illinois Finance Authority Solid Waste Disposal RB for Waste Management, Inc. Project Series 2005 A (AMT) (BBB)
400,000	5.050	08/01/29	233,100
Illinois Health Facilities Authority RB for Delnor Hospital RMKT 06/04/08 Series 2003 C (FSA) (AAA/Aa3)
5,200,000	5.250	05/15/33	4,587,596
Illinois State GO Bonds First Series 2002 (MBIA) (AA/Aa3)
3,000,000	5.375	07/01/19	3,135,960
Lake County Illinois Community Consolidated School District No. 41 GO Bonds Series 1999 A (FSA) (AAA/Aa3)
2,725,000	9.000	11/01/16	3,655,833

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Illinois — (continued)
Metropolitan Pier & Exposition Authority RB for McCormick Place Expansion Project Series 1999 (MBIA-RE FGIC) (AAA/A1)
$800,000	5.250%	12/15/28	$796,056
Round Lake Illinois Lakewood Grove Special Service Area No. 1 Special Tax Series Refunding 2007 (ASSURED GTY) (AAA)
2,320,000	5.500	03/01/32	2,237,454
1,245,000	4.700	03/01/33	1,068,198
Southwestern Illinois Development Authority RB for Capital Appreciation Bonds Local Government Program Series 2007 (FSA) (AAA)(d)
6,500,000	0.000	12/01/25	2,395,900

			28,538,065

Indiana — 2.3%
Bloomington Municipal Facilities Corp. RB for Economic Development Lease Rental Series 1998 (AA-/Aa3)
260,000	4.800	08/01/12	260,510
Delaware County Hospital Authority RB for Cardinal Health System Obligation Group Series 2006 (Baa3)
240,000	5.250	08/01/36	132,214
Eagle-Union Middle School Building Corp. RB Refunding for First Mortgage Series 2001 (AMBAC) (A/Baa1)
125,000	4.850	07/05/15	129,516
Fall Creek Regional Waste District RB Refunding Series 2001 (MBIA) (AA/Baa1)
100,000	4.700	03/01/13	104,623
Greencastle Indiana Waterworks RB Refunding Series 2001 (MBIA) (AA/Baa1)
300,000	4.250	07/01/13	314,397
Indiana Bond Bank RB for Special Program Series 1998 A (FSA) (AAA/Aa3)
290,000	4.600	02/01/13	296,206
Indiana Educational Facilities Authority RB for Earlham College Project Series 1998 (Aa3)
325,000	4.950	10/15/12	330,086
Indiana Health & Educational Facilities Financing Authority Hospital RB for Clarian Health Obligation Series 2006 A (A+/A2)
3,900,000	5.000	02/15/39	2,496,858
Indiana Health Facility Financing Authority RB for Kings Daughters Hospital Series 1997 (Radian) (BBB+)
70,000	5.500	02/15/10	70,491
Indiana State Office Building Commission RB Refunding Series 1998 A (AA/Aa2)
300,000	4.700	07/01/11	302,562
Indianapolis City RB for Indianapolis Gas Utility Revenue 2nd Lien Series 2008 A (ASSURED GTY) (AAA/Aa2)(b)
3,500,000	5.000	08/15/13	3,662,330
Indianapolis Indiana Airport Authority RB Refunding for Special Facilities Federal Express Corp. Project Series 2004 (AMT) (BBB/Baa2)
640,000	5.100	01/15/17	500,697
Jasper County RB Refuding for Northern RMKT 8/25/08 Series 1994 C (MBIA) (AA/Baa1)
650,000	5.850	04/01/19	627,867
Mitchell Multi School Building Corp. RB Refunding for First Mortgage Series 2002 (AA+)
275,000	4.650	07/05/13	301,722

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Indiana — (continued)
Mount Vernon of Hancock County Multi-School Building Corp. RB Prerefunded for First Mortgage Series 2001 B (AMBAC) (AA/Baa1)(a)
$150,000	4.700%	07/15/11	$157,800
North Montgomery High School Building Corp. RB for First Mortgage Series 2000 (MBIA-RE FGIC) (AA+)
400,000	5.050	07/15/15	417,596
Perry Township Multi School Building Corp. RB for First Mortgage Series 2001 (MBIA-RE FGIC) (Aa3)
240,000	4.625	01/15/15	245,602
Porter County Jail Building Corp. RB Refunding for First Mortgage Series 2001 (FSA) (AAA/Aa3)
300,000	5.000	07/10/16	311,604
Princeton City Indiana Sewer Works RB Refunding Series 2003
275,000	4.500	05/01/13	278,875
Purdue University COPS Series 1998 (AA/Aa1)
50,000	4.500	07/01/09	50,056
South Bend Community School Building Corp. RB for First Mortgage Series 2001 B (FSA) (AAA/Aa3)
200,000	4.600	07/01/13	205,462
Vanderburgh County Indiana Redevelopment Commission Tax Increment Tax Allocation for Series 2006 A)
1,400,000	5.250	02/01/31	1,193,094

			12,390,168

Iowa — 0.4%
Coralville Iowa COPS Series 2006 D (A3)
1,325,000	5.250	06/01/22	1,277,870
Tobacco Settlement Authority of Iowa RB for Asset Backed Bonds Series 2005 C (BBB/Baa3)
1,875,000	5.375	06/01/38	979,069

			2,256,939

Kentucky — 1.4%
Kentucky Economic Development Finance Authority System RB Prerefunded for Norton Healthcare Series 2000 C (MBIA) (AA/Baa1)(a)
1,085,000	6.000	10/01/13	1,261,106
Kentucky Economic Development Finance Authority System RB Unrefunded Balance for Norton Healthcare Series 2000 C (MBIA) (AA/Baa1)
2,165,000	6.000	10/01/18	2,042,678
Louisville & Jefferson County Metropolitan Government RB for Jewish Hospital St. Mary’s Healthcare Series 2008 (A+/A3)
4,750,000	6.125	02/01/37	4,158,625

			7,462,409

Louisiana — 1.7%
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2004 A (AMT) (BBB/Baa3)
675,000	5.000	11/01/18	426,458
De Soto Parish Louisiana Environmental Improvement RB Refunding for International Paper Co. Project Series 2005 A (AMT) (BBB/Baa3)
2,560,000	4.750	03/01/19	1,546,752

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Louisiana — (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority for Louisiana Tech University Student Housing Series 2007 (AMBAC) (A/Baa1)
$2,000,000	5.250%	10/01/27	$1,978,680
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa1)(b)
900,000	7.000	12/01/11	905,292
Louisiana State Offshore Terminal Authority Deepwater Port RB Refunding for Loop LLC Project Series 2003 C (A/A3)
1,000,000	5.250	09/01/15	1,008,540
Orleans Louisiana Levee District Public Improvement RB Series 1986 (FSA) (AAA/Aa3)
1,030,000	5.950	11/01/15	1,031,216
St. John Baptist Parish RB for Marathon Oil Corp. Series 2007 A (BBB+/Baa1)
2,500,000	5.125	06/01/37	1,480,850
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2001 B (BBB/Baa3)
1,220,000	5.875	05/15/39	759,596

			9,137,384

Maine — 0.5%
Maine State Housing Authority RB for Mortgage Purposes Series 2005 D-2 (AMT) (AA+/Aa1)
3,965,000	4.800	11/15/36	2,802,740

Maryland — 2.3%
Baltimore Maryland RB for Wastewater Projects Series 2005 B (MBIA) (AA/A1)(a)
3,260,000	5.000	07/01/15	3,762,073
Baltimore Maryland Special Obligation Tax Allocation for Harborview Lot No. 2 Series 2003
1,250,000	6.500	07/01/31	869,650
Frederick County Maryland Special Tax Unrefunded Balance for Lake Linganore Village Community Development Series 2001 A (Radian) (BBB+)
280,000	5.600	07/01/20	272,378
555,000	5.700	07/01/29	495,909
Maryland State Health & Higher Educational Facilities Authority RB for Maryland Institute College of Art Series 2006 (BBB+/Baa1)
1,000,000	5.000	06/01/35	618,820
1,000,000	5.000	06/01/40	599,760
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Medstar Health Series 2004 (A-/A3)
500,000	5.375	08/15/24	437,225
750,000	5.500	08/15/33	600,270
Maryland State Industrial Development Financing Authority RB Refunding for Synagro-Baltimore Series 2008 (AMT) A (BBB+)
2,000,000	5.250	12/01/12	1,876,280
1,025,000	5.375	12/01/14	927,543
500,000	5.625	12/01/16	435,625
Maryland State Transportation Authority RB Refunding Series 2007 (AAA/Aa2)
1,500,000	5.000	03/01/19	1,603,395

			12,498,928

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Massachusetts — 2.8%
Massachusetts Bay Transportation Authority RB Assessment Series 2004 A (AAA/Aa1)(a)
$1,000,000	5.000%	07/01/14	$1,145,070
Massachusetts Educational Financing Authority RB Series 2008 H (ASSURED GTY) (AMT) (AAA/Aa2)
3,000,000	6.350	01/01/30	2,778,870
Massachusetts State Health & Educational Facilities Authority RB for Boston Medical Center Project Series 2008 (A-/A3)
3,000,000	5.750	07/01/31	2,361,960
2,500,000	5.250	07/01/38	1,769,450
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (BBB+)
2,275,000	5.000	08/15/35	1,525,114
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aa3)
3,750,000	5.250	07/01/12	3,767,475
Massachusetts State Health & Educational Facilities Authority RB for Milton Hospital Series 2005 D (BBB-)
575,000	5.500	07/01/40	325,209
Massachusetts State Housing Finance Agency RB for Rental Housing-Mortgage Series 1998 A (AMT) (AMBAC) (A/Baa1)
1,700,000	5.500	07/01/40	1,322,702

			14,995,850

Michigan — 1.6%
Michigan Higher Education Student Loan Authority RB for Student Loan Series 2003 17-1 (AMBAC) (AA/Aa3)
5,000,000	5.200	03/01/24	2,882,800
Michigan State Hospital Finance Authority RB Refunding for Michigan State Hospital Detroit Medical Center Series 2008 A (BHAC-CR AMBAC) (AAA/Aaa)
5,000,000	5.500	08/15/24	4,902,250
Pontiac Tax Increment Finance Authority RB Prerefunded for Tax Increment Development Series 2002 (ACA)(a)
640,000	5.375	06/01/12	717,581
Pontiac Tax Increment Finance Authority RB Unrefunded for Tax Increment Development Series 2002 (ACA)
360,000	5.375	06/01/17	244,793

			8,747,424

Minnesota — 0.6%
City of Minneapolis Minnesota RB for Fairview Health Services Series 2008 A (A/A2)
1,500,000	6.750	11/15/32	1,431,600
St. Paul Housing & Redevelopment Authority RB for Healthpartners Obligation Group Project Series 2006 (BBB/Baa1)
2,900,000	5.250	05/15/36	1,668,892

			3,100,492

Mississippi — 0.1%
Mississippi Business Finance Corp. PCRB for Systems Energy Resources, Inc. Project Series 1998 (BBB/Ba1)
685,000	5.875	04/01/22	484,685

Missouri — 1.0%
Jefferson County School District No. R-1 Northwest GO Bonds Refunding and Improvement for Missouri Direct Deposit Program Series 2004 (MBIA) (AA+/Aa1)
300,000	4.350	03/01/16	310,626

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Development Finance Board Infrastructure Facilities RB for Branson Landing Project Series 2005 A (BBB+/Baa1)
$270,000	4.750%	06/01/25	$161,636
4,125,000	5.000	06/01/35	2,221,271
Missouri State Environmental Improvement & Energy Resources Authority RB for Kansas City Power & Light Series 1993 (BBB/A2)
515,000	4.000	01/02/12	495,409
Missouri State Health & Educational Facilities Authority RB for St. Louis University Series 1998 (AA-/A1)
1,000,000	5.500	10/01/15	1,116,500
Missouri State Health & Educational Facilities Authority RB for St. Lukes Episcopal-Presbyterian Hospital Series 2001 (FSA) (AAA/Aa3)
1,000,000	5.500	12/01/15	1,062,260

			5,367,702

Montana — 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998 A RMKT 05/01/03 (A/Baa1)(b)
1,000,000	5.200	05/01/09	993,290

Nebraska — 0.1%
Douglas County Hospital Authority No 3. RB Refunding for Methodist Health System Series 2008 (A-)
1,000,000	5.500	11/01/38	767,960

Nevada — 1.0%
Clark County Nevada Industrial Development RB for Southwest Gas Corp. Project Series 2003 C (BBB-/Baa3)(b)
765,000	5.450	03/01/13	693,863
Clark County School District GO Bonds Refunding Series 1998 (FSA) (AAA/Aa2)
800,000	5.500	06/15/13	880,480
Henderson Local Improvement District No. T-14 Special Assessment Refunding Senior Limited Obligation Series 2007 A (FSA) (AAA/Aa3)
865,000	4.250	03/01/12	829,370
Nevada Department of Business & Industry RB for Las Vegas Monorail Project 1st Tier Series 2000 (AMBAC) (A/Baa1)
2,200,000	5.625	01/01/32	1,308,428
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Special Improvement District No. 60 Subseries 2006 B
1,490,000	5.100	12/01/22	978,528
North Las Vegas Nevada Local Special Assessment for Local Improvement District No. 60 Subseries 2006 B
660,000	4.850	12/01/15	524,258
University of Nevada RB for Community College System Series 2002 A (MBIA-RE FGIC) (AA/Aa3)
250,000	4.450	07/01/12	261,125

			5,476,052

New Hampshire — 0.6%
New Hampshire Business Finance Authority RB for Waste Management, Inc. Project Series 2002 (AMT) (BBB)
1,250,000	5.200	05/01/27	778,488
New Hampshire Health & Education Facilities Authority RB for Healthcare System Covenant Health Series 2002 (A)(a)
500,000	6.000	01/01/12	558,380

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New Hampshire — (continued)
New Hampshire Health & Education Facilities Authority RB for Southern New Hampshire University Series 2006 (ACA) (BBB)
$1,000,000	5.000%	01/01/27	$688,070
New Hampshire Municipal Bond Bank RB Series 2003 (MBIA) (AA/Aa2)(a)
1,000,000	5.250	08/15/13	1,142,850

			3,167,788

New Jersey — 4.2%
New Jersey Economic Development Authority RB for Cigarette Tax Series 2004 (Radian-IBC) (BBB+/A3)
1,085,000	5.500	06/15/16	1,082,993
New Jersey Health Care Facilities Financing Authority RB for Children’s Specialized Hospital Series 2005 A (BBB/Baa3)
600,000	5.000	07/01/24	407,634
175,000	5.500	07/01/30	116,963
New Jersey Health Care Facilities Financing Authority RB for Palisades Medical Center of New York Healthcare Series 2002 (BB+/Ba2)
500,000	6.500	07/01/21	398,465
New Jersey Health Care Facilities Financing Authority RB for St. Joseph’s Healthcare System Series 2008 (BBB-/Ba1)
2,500,000	6.625	07/01/38	1,654,100
New Jersey State GO Bonds Refunding Series 1999 F (AA/Aa3)
1,000,000	5.500	08/01/11	1,079,640
New Jersey State Higher Education Assistance Authority RB for Student Loan Series 2008 A (ASSURED GTY) (AAA/Aa2)
3,000,000	6.125	06/01/30	2,752,710
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2003 C (AAA/Aaa)(a)
3,000,000	5.500	06/15/13	3,445,470
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2002 (AAA/Aaa)(a)
4,260,000	5.750	06/01/12	4,602,121
2,370,000	6.000	06/01/12	2,679,474
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Series 2007 1-C (BBB-)(d)
11,250,000	0.000	06/01/41	287,100
Tobacco Settlement Financing Corp. RB Series 2003 (AAA/Aaa)(a)
300,000	6.750	06/01/13	356,418
Tobacco Settlement Financing Corp. RB Series 2007 1-A (BBB/Baa3)
3,015,000	4.625	06/01/26	1,784,096
3,000,000	5.000	06/01/29	1,695,150

			22,342,334

New Mexico — 1.1%
Farmington New Mexico PCRB Refunding for Public Service Co. San Juan Project Series 1997 D (BB+/Baa3)
3,530,000	6.375	04/01/22	2,915,745
New Mexico Mortgage Financial Authority RB for Sunset View Senior Apartments Series 2006 A (FNMA) (AAA)(b)
2,800,000	4.700	08/01/28	2,056,740
Santa Fe County New Mexico RB for Gross Receipts Series 2008 (FSA) (AAA/Aa3)
1,000,000	5.250	06/01/31	990,850

			5,963,335

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — 5.2%
Erie County Industrial Development Agency RB for the City of Buffalo School District Series 2008 A (FSA) (AAA/Aa3)
$4,500,000	5.750%	05/01/26	$4,538,340
4,500,000	5.750	05/01/29	4,467,600
Metropolitan Transportation Authority RB Refunding for Transportation Series 2002 F (MBIA) (AAA/A2)(a)
1,000,000	5.250	11/15/12	1,126,020
New York City GO Bonds Series 2006 A (AA/Aa3)
400,000	5.000	08/01/18	411,404
New York City Industrial Development Agency RB for Polytechnic University Project Series 2007 (ACA) (BB+)
2,045,000	5.000	11/01/12	1,937,229
New York City Industrial Development Agency RB for Yankee Baseball Stadium-Pilot Series 2006 (FGIC) (BBB-/Baa3)
5,000,000	5.000	03/01/31	3,552,000
New York City Transitional Finance Authority RB for Future Tax Secured Series 2002 C (MBIA-RE FGIC) (AAA/Aa1)
1,000,000	5.250	08/01/14	1,080,880
New York Mortgage Agency RB for Homeowner Mortgage (AMT) Series 2003 109 (Aa1)
1,000,000	4.800	10/01/23	819,150
New York State Dormitory Authority RB for North Shore University Hospital Series 1998 (MBIA) (AA/A3)
1,500,000	5.500	11/01/14	1,509,510
New York State Environmental Facilities Corp. State Clean Water & Drinking RB Refunding for Revolving Funds Pooled Financing Program Series 2002 F (AAA/Aaa)
175,000	5.250	11/15/20	181,788
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2003 A-1 (AA-/A1)
2,600,000	5.500	06/01/19	2,599,844
Tobacco Settlement Financing Corp. RB Series 2003 B-1C (AA-/A1)
5,905,000	5.500	06/01/21	5,669,686

			27,893,451

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency RB for Duke University Project Series 2002 A (AAA/Aaa)(a)
2,000,000	5.125	10/01/12	2,227,680
North Carolina Eastern Municipal Power Agency Power System RB Refunding Series 2003 C (BBB+/Baa1)
500,000	5.375	01/01/16	498,700
850,000	5.375	01/01/17	833,527
North Carolina Eastern Municipal Power Agency Power System RB Series 2008 C (ASSURED GTY) (AAA/Aa2)
500,000	6.000	01/01/19	513,210
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 2003 A (A-/A2)
450,000	5.500	01/01/13	476,680

			4,549,797

North Dakota — 0.3%
Ward County Health Care Facilities RB for Trinity Obligated Group Series 2006 (BBB+)
2,250,000	5.125	07/01/25	1,505,250

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority RB for Asset Backed Bonds Senior Turbo Series 2007 A-2 (BBB/Baa3)
$480,000	5.125%	06/01/24	$325,186
4,050,000	6.500	06/01/47	2,427,691
Marysville Ohio RB Wastewater Treatment System Series 2006 (XLCA) (BBB+)
1,670,000	5.250	12/01/24	1,620,869
1,755,000	5.250	12/01/25	1,675,972
1,350,000	5.250	12/01/26	1,275,871
Summit County Port Authority Program Development RB for Twinsburg Township Project Series 2005 D (BBB+)
580,000	5.125	05/15/25	387,742
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond Fund-Preston Series 2006 B (AMT) (BBB+)
130,000	4.800	11/15/35	72,988
Toledo-Lucas County Ohio Port Authority Development RB for Northwest Ohio Bond Fund-Truckloan Series 2005 C (AMT) (BBB+)
415,000	5.125	11/15/25	276,079

			8,062,398

Oklahoma — 0.1%
Norman Oklahoma Regional Hospital Authority RB Refunding and Improvement Series 2007 (BBB-)
300,000	5.125	09/01/37	153,801
Norman Oklahoma Regional Hospital Authority RB Series 2005 A (BBB-)
250,000	5.375	09/01/36	134,607
Oklahoma Development Finance Authority RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
240,000	5.000	12/01/27	152,266
140,000	5.125	12/01/36	82,744

			523,418

Oregon — 0.7%
Deschutes County Hospital Facilities Authority RB Refunding for Cascade Healthcare Series 2008
1,500,000	8.250	01/01/38	1,551,990
Klamath Falls Oregon Intercommunity Hospital Authority RB Prerefunded for Merle West Medical Center Series 2002 (BBB)(a)
1,255,000	6.125	09/01/12	1,445,710
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Series 2002 (BBB)
745,000	6.125	09/01/22	586,821

			3,584,521

Pennsylvania — 1.2%
Mifflin County School District GO Bonds Series 2007 (MBIA-IBC) (AA/Baa1)
2,000,000	7.500	09/01/26	2,320,100
Montgomery County Higher Education & Health Authority RB for Catholic Health System East Series 2004 C (A+/A1)(a)
150,000	5.375	11/15/14	173,095

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Pennsylvania — (continued)
Pennsylvania Economic Development Financing Authority Exempt Facilities RB for Amtrak Project Series 2001 A (AMT) (BBB+/A2)
$2,000,000	6.250%	11/01/31	$1,405,860
Pennsylvania Higher Educational Facilities Authority RB for Moravian College Project Series 2001 (Radian) (BBB+)
150,000	5.375	07/01/23	134,490
Pennsylvania Higher Educational Facilities Authority RB for Widener University Series 2003 (BBB+)
1,000,000	5.000	07/15/09	1,011,120
Pennsylvania Intergovernmental Cooperative Authority Special Tax Revenue Refunding for Philadelphia Funding Program Series 1999 (MBIA-RE FGIC) (AA/A1)
1,000,000	5.250	06/15/15	1,004,410
St. Mary Hospital Authority RB Refunding for Catholic Health East Series 2004 B (A1)(a)
225,000	5.375	11/15/14	258,982

			6,308,057

Puerto Rico — 4.5%
Commonwealth of Puerto Rico GO Bonds Series 2008 A (BBB-/Baa3)
2,500,000	5.375	07/01/33	1,849,175
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien RB Series 2008 A (BBB-/Baa3)(d)(e)
2,000,000	0.000	07/01/24	1,408,200
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien RB Series 2008 A (BBB-/Baa3)
2,000,000	6.000	07/01/38	1,623,840
4,500,000	6.000	07/01/44	3,604,500
Puerto Rico Commonwealth GO Bonds for Prerefunded Public Improvement Series 2006 A (AAA/Baa3)(a)
980,000	5.250	07/01/16	1,164,426
Puerto Rico Commonwealth GO Bonds Refunding Subseries 2008 C-7 (MBIA) (AA/A2)
2,000,000	6.000	07/01/27	1,735,540
Puerto Rico Commonwealth Highway & Transportation Authority RB Series 1996 Y (XLCA-ICR) (A-)(a)
2,500,000	5.000	07/01/16	2,909,450
Puerto Rico Commonwealth Highway & Transportation Authority RB Subseries 2003 (FGIC) (BBB/Ba1)
3,000,000	5.250	07/01/18	2,650,080
Puerto Rico Commonwealth Infrastructure Financing Authority Special Tax Series 2006 B (BBB+/Baa3)
1,250,000	5.000	07/01/25	968,150
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority RB for Ana G Mendez University System Project Series 2006 (BBB-)
425,000	5.000	03/01/36	253,343
Puerto Rico Public Buildings Authority RB Refunding Government Facilities Series 2004 J (AMBAC COMWLTH GTD) (A/Baa1)(b)
1,130,000	5.000	07/01/12	1,062,132

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Finance Corp. RB Commonwealth Appropriations Mandatory Tender Refunding Series 2004 A (LOC — Government Development Bank of Puerto Rico) (BBB-/Ba1)(b)
$5,400,000	5.750%	02/01/12	$5,085,774

			24,314,610

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp. RB Series 2007 A-1 (AMT) (FSA) (AAA/Aa3)
2,800,000	4.900	10/01/37	1,861,720

South Carolina — 1.2%
Georgetown County South Carolina Environmental RB for International Paper Co. Project Series 2006 A (AMT) (BBB/Baa3)
2,500,000	5.000	08/01/30	1,290,200
Grand Strand Water & Sewer Authority South Carolina Waterworks & Sewer System RB Series 2001 (FSA) (AAA/Aa3)
3,000,000	5.000	06/01/31	2,932,650
Greenville County School District Installment Purchase RB Prerefunded for Building Equity Series 2002 (AA/Aa3)(a)
550,000	6.000	12/01/12	636,152
Greenville County School District Installment Purchase RB Unrefunded Balance for Building Equity Series 2002 (AA/Aaa)(a)
450,000	6.000	12/01/12	522,333
Lancaster County South Carolina School District GO Bonds Series 1999 (FSA) (AAA/Aa1)
1,000,000	5.100	03/01/15	1,032,900

			6,414,235

South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority RB for Avera Health Series 2008 B (A+/A1)
500,000	5.500	07/01/35	352,815
300,000	5.250	07/01/38	200,016
South Dakota Housing Development Authority RB for Homeownership Mortgage Series 2006 K (AMT) (AAA/Aa1)
1,000,000	5.050	05/01/36	736,810

			1,289,641

Tennessee — 2.3%
Elizabethton Tennessee Health & Educational Facilities Board RB Refunding for Improvement First Mortgage Series 2000 B (ETM) (MBIA) (AA/Baa1)
2,000,000	6.250	07/01/15	2,150,560
Jackson Tennessee Hospital RB Refunding and Improvement for Jackson-Madison Project Series 2008 (A+/A1)
1,000,000	5.750	04/01/41	853,920
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
1,775,000	5.500	07/01/36	1,064,947
Johnson City Health & Educational Facilities Board Hospital RB Refunding for First Mortgage Mountain States Health Series 2000 A (ETM) (MBIA) (AA/Baa1)
3,000,000	6.250	07/01/16	3,159,090

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Tennessee — (continued)
Knox County Health Educational & Housing Facilities Board RB for University Health Systems, Inc. Series 2007 (BBB+)
$2,700,000	5.250%	04/01/36	$1,622,646
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB for Charter Village Apartments Series 2007 (FNMA) (AAA)(b)
2,120,000	4.850	06/01/25	1,675,712
Sullivan County Tennessee Health Educational & Housing Facilities Board Hospital RB for Wellmont Health System Project Series 2006 C (BBB+)
3,225,000	5.250	09/01/36	1,862,663

			12,389,538

Texas — 10.8%
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 A (AMT) (CCC/Caa1)
700,000	7.700	04/01/33	413,287
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 1999 C (AMT) (CCC/Caa1)
1,200,000	7.700	03/01/32	712,404
Brazos River Authority PCRB Refunding for TXU Electric Co. Project Series 2001 C (AMT) (CCC/Caa1)(b)
1,045,000	5.750	11/01/11	847,370
Brazos River Authority RB Refunding for Reliant Energy, Inc. Project Series 1999 A (BBB-/Ba1)
1,250,000	5.375	04/01/19	885,225
Dallas County Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 B (AMBAC) (A/Baa1)
2,675,000	5.375	02/15/29	2,382,275
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/04/08 Series 2002 C (MBIA) (AA/A1)
1,000,000	6.250	11/01/28	892,150
Dallas-Fort Worth International Airport Facilities Improvement Corp. RB RMKT 04/11/08 Subseries 2003 C-2 (XLCA) (A+/A1)
2,000,000	6.125	11/01/18	1,965,840
Fort Bend County Texas Municipal Utility District No. 30 GO Bonds Series 2004 (FSA) (AAA/Aa3)
2,015,000	5.750	09/01/27	2,048,610
Frisco Texas Independent School District GO Bonds Series 2002 (PSF-GTD) (AAA/Aaa)
1,000,000	5.125	08/15/30	999,300
Grand Prairie Texas Independent School District GO Bonds Series 2003 (FSA) (AAA/Aa3)(a)
1,000,000	5.375	02/15/13	1,130,770
Gulf Coast Waste Disposal Authority Texas Waste Disposal RB for Valero Energy Corp. Project Series 2001 (AMT) (BBB/Baa2)
1,000,000	6.650	04/01/32	674,670
Hidalgo County Health Services RB for Mission Hospital, Inc. Project Series 2005 (BBB/Baa2)
700,000	5.000	08/15/19	501,928
Houston Utilities System RB Refunding First Lien Series 2004 A (MBIA) (AA/A1)
1,000,000	5.250	05/15/25	1,004,100
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
5,000,000	5.750	05/15/37	4,771,350

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Power & Light Center CONV 08/21/07 Series 1996 (MBIA) (AA/A2)(c)
$2,500,000	5.200%	05/01/30	$1,925,600
Matagorda County Texas Navigation District No. 1 PCRB Refunding for Texas Airport Project RMKT 12/6/06 Series 2005 B (AMT) (AMBAC) (A/Baa1)
1,000,000	4.550	05/01/30	593,040
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)(b)
10,000,000	5.125	06/01/11	10,009,600
Mesquite Texas Health Facilities Development Corp. RB for Christian Care Retirement Facilities Series 2005 (BBB-)
150,000	5.500	02/15/25	100,710
250,000	5.625	02/15/35	153,327
Mesquite Texas Independent School District GO Bonds Refunding Series 2002 (PSF-GTD) (AAA)
1,160,000	5.500	08/15/21	1,202,874
Metropolitan Health Facilities Development Corp. RB for Wilson N. Jones Memorial Hospital Project Series 2001 (B+/Ba3)
700,000	6.625	01/01/11	693,049
Mission Economic Development Corp. RB for Waste Management, Inc. Project Series 2008 (BBB)(b)
1,000,000	6.000	08/01/13	866,900
North Texas Tollway Authority RB Refunding for Capital Appreciation System First Tier Series 2008 I (A-/A2)(d)(e)
6,000,000	0.000	01/01/43	3,322,920
North Texas Tollway Authority RB Refunding for System First Tier Series 2008 A (A-/A2)
5,000,000	5.750	01/01/40	4,321,900
Port of Houston Authority GO Bonds Refunding Series 2008 A (AMT) (AAA/Aa1)
3,000,000	6.125	10/01/33	2,941,650
Sam Rayburn Municipal Power Agency RB Refunding Series 2002 (Radian) (BBB+/A3)
5,000,000	5.750	10/01/21	4,156,750
Schertz Texas GO Bonds Series 2006 (MBIA) (AA/Baa1)
1,715,000	5.250	02/01/25	1,736,129
1,900,000	5.250	02/01/27	1,907,714
Tarrant County Cultural Education Facilities Finance Corp. RB for Air Force Village Obligation Group Series 2007 (BBB+)
425,000	5.125	05/15/37	238,157
Texas Municipal Gas Acquisition & Supply Corp. I RB Senior Lien Series 2008 D (A/A2)
3,000,000	6.250	12/15/26	2,361,960
Tomball Hospital Authority RB Refunding Series 2005 (Baa3)
650,000	5.000	07/01/20	459,218
250,000	5.000	07/01/23	165,680
Waxahachie Independent School District GO Bonds for Capital Appreciation Unrefunded Balance Series 2000 (PSF-GTD) (Aaa)(d)
80,000	0.000	08/15/13	63,202

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Williamson County Texas GO Bonds for Road Series 2002 (FSA) (AAA/Aa2)(a)
$1,040,000	5.250%	02/15/12	$1,145,976

			57,595,635

U.S. Virgin Islands — 0.5%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan Note Series 2004 A (BBB)
1,045,000	5.000	10/01/12	1,006,377
1,750,000	5.250	10/01/16	1,601,827

			2,608,204

Utah — 1.0%
South Davis Recreational District GO Bonds Series 2004 (XLCA) (A+/A2)
200,000	4.375	01/01/20	190,870
Tooele County Utah Hazardous Waste Treatment RB for Union Pacific Project RMKT 4/28/98 Series 1992 A (AMT) (BBB/Baa2)
2,000,000	5.700	11/01/26	1,367,960
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class I (AAA/Aaa) (AMT)
2,140,000	5.875	07/01/39	1,772,626
Utah Housing Corp. Single Family Mortgage RB Series 2008 B-1 Class II (AMT) (AAA/Aa2)
2,440,000	5.900	07/01/36	2,053,431

			5,384,887

Virginia — 0.9%
Bristol Virginia Utilities System RB Refunding Series 2003 (MBIA) (AA/Baa1)
1,850,000	5.250	07/15/26	1,849,963
Tobacco Settlement Financing Corp. RB for Capital Appreciation Bonds Subseries 2007 C-1 (BBB)(d)
2,250,000	0.000	06/01/47	34,178
Virginia Housing Development Authority RB Series 2008 E (Aaa/AAA)
3,000,000	6.250	07/01/31	3,068,640

			4,952,781

Washington — 2.1%
Skagit County Washington Public Hospital District No. 2 GO Bonds Refunding for Improvement Series 2005 (MBIA) (Baa1)
3,700,000	5.000	12/01/30	2,843,931
Tacoma Washington GO Bonds Series 2004 (MBIA) (AA/A1)
4,000,000	5.000	12/01/30	3,790,800
Vancouver Downtown Redevelopment Authority RB for Conference Center Project Series 2003 A (ACA)
3,025,000	6.000	01/01/34	1,722,193
Washington State GO Bonds for Various Purposes Series 2002 A (AA+/Aa1)
300,000	5.000	07/01/14	322,704
Washington State GO Bonds Series 1992 B & AT-7 (AA+/Aa1)
500,000	6.400	06/01/17	590,520
Washington State Health Care Facilities Authority RB for Group Health Corp. Series 2006 (Radian) (A-/A3)
315,000	5.000	12/01/36	249,086
Washington State Health Care Facilities Authority RB for Veterans Administration Mason Medical Series 2007 B (ACA) (BBB)
3,000,000	6.000	08/15/37	1,884,630

			11,403,864

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
West Virginia — 0.2%
Monongalia County Building Commission RB for Monongalia General Hospital Series 2005 A (BBB+)
$1,000,000	5.250%	07/01/25	$661,800
595,000	5.250	07/01/35	351,586

			1,013,386

Wisconsin — 1.4%
Badger Tobacco Asset Securitization Corp. RB for Asset Backed Bonds Series 2002 (BBB/Baa3)
1,000,000	6.375	06/01/32	776,140
Wisconsin State Health & Educational Facilities Authority RB for Sinai Samaritan Medical Center, Inc. Series 1996 (MBIA) (AA/Baa1)
5,000,000	5.875	08/15/26	4,528,900
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
375,000	5.125	05/15/29	236,932
Wisconsin State Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
100,000	5.000	05/15/36	58,041
Wisconsin State Health & Educational Facilities Authority RB for Wheaton Franciscan Healthcare Series 2006 (BBB+/Baa2)
1,750,000	5.250	08/15/24	1,146,618
1,750,000	5.250	08/15/31	917,157

			7,663,788

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$514,498,175

Other Municipals — 0.4%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 C-3 (Baa2)(b)(f)
2,000,000	5.500	09/30/15	1,391,020
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 Class A (Aa3)(f)
971,000	4.050	05/04/10	983,555

TOTAL OTHER MUNICIPALS			$2,374,575

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investment — 0.0%
Texas — 0.0%
Texas Water Development Board VRDN RB Refunding for State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(c)
$76,000	1.300%	01/02/09	$76,000

TOTAL SHORT-TERM INVESTMENT			$76,000

Shares	Rate	Value
Investment Company — 3.5%(g)
JP Morgan Tax Free Money Market Fund — Institutional Shares
18,716,394	1.354%	$18,716,394

TOTAL INVESTMENT COMPANY		$18,716,394

TOTAL INVESTMENTS — 100.0%		$535,665,144

LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(261,918)

NET ASSETS — 100.0%		$535,403,226

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Prerefunded security. Maturity date disclosed is prerefunding date.
(b) Securities with ‘‘Put’’ features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2008.
(c) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2008.
(d) Security issued with a zero coupon. Income is recognized through the accretion of discount.
(e) Security is issued with zero coupon until the next reset date.
(f) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,374,575, which represents approximately 0.4% of net assets as of December 31, 2008.
(g) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2008.
Security ratings disclosed, if any, are issued by Standard & Poor’s /Moody’s Investors Service/Fitch and are unaudited. A brief description of the ratings is available in the Fund’s Statement of Additional Information. The Portfolio had the following insurance concentration at 10% or greater of net assets at December 31, 2008: FSA 12.3% and MBIA 12.5%

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax
ASSURED GTY	— Insured by Assured Guaranty
BHAC-CR	— Insured by Berkshire Hathaway Assurance Corp. - Insured Custodial Receipts
COMWLTH GTD	— Commonwealth Guaranteed
CONV	— Converted
COPS	— Certificates of Participation
CRA	— Community Reinvestment Act
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FHA	— Insured by Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GNMA	— Government National Mortgage Association
GO	— General Obligation
IDA	— Industrial Development Authority
LOC	— Letter of Credit
MBIA	— Insured by MBIA Insurance Corp.
MBIA-IBC	— Insured by Municipal Bond Investor Assurance - Insured Bonds Certificates
MBIA-RE	— Municipal Bond Investor Assurance Re-insures
FGIC	Financial Guaranty Insurance Co.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
Radian-IBC	— Insured by Radian Asset Assurance - International Bancshares Corp.
RB	— Revenue Bond
RMKT	— Remarketed
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.
XLCA-ICR	— Insured by XL Capital Assurance, Inc. - Insured Custodial Receipts

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS MUNICIPAL INCOME FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$620,515,209

Gross unrealized gain	10,496,693
Gross unrealized loss	(95,346,758)

Net unrealized security loss	$(84,850,065)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — 89.2%
Alabama — 2.7%
Alabama Agricultural & Mechanical University RB Series 1998 (MBIA) (AA/Baa1)
$1,000,000	4.550%	11/01/09	$1,012,480
Alexander City Alabama Special Care Facilities Financing Authority Medical Facilities RB for Russell Hospital Corp. Series 2006 A (BB+)
1,585,000	5.000	12/01/11	1,464,223
Birmingham Waterworks & Sewer Board RB Series 2002 B (MBIA) (AAA/A2)(a)
5,000,000	5.000	01/01/13	5,473,400
Health Care Authority RB for Baptist Health Series 2006 D (GO OF AUTH) (BBB+/A3)
600,000	5.000	11/15/09	613,416
Jefferson County Alabama Limited Obligation School Warrants RB Series 2004 A (BBB/B3)
3,500,000	5.250	01/01/11	2,963,765

			11,527,284

Arizona — 1.9%
Arizona Health Facilities Authority RB for Banner Health Series 2007 B (AA-)(b)
2,150,000	3.411	01/01/37	860,280
Arizona Health Facilities Authority RB for Phoenix Children’s Hospital Series 2007 A(c)
2,500,000	2.250	02/02/15	1,979,300
Goodyear McDowell Road Commercial Corridor Improvement District Special Assessment Improvement Series 2007 A (AMBAC) (A/A3)
1,000,000	5.250	01/01/10	1,030,880
1,160,000	5.250	01/01/11	1,194,348
1,225,000	5.250	01/01/12	1,272,934
Pinal County Arizona IDA RB for Correctional Facilities Contract Florence West Prison Project Series 2006 A (ACA) (BBB)
750,000	4.500	10/01/09	758,317
Queen Creek Arizona Improvement District No. 1 Special Assessment Series 2006 (BBB-/Baa2)
1,000,000	5.000	01/01/09	1,000,000

			8,096,059

Arkansas — 1.6%
Arkansas State GO Federal Highway Series 2001 A (AA/Aa2)
5,000,000	5.250	08/01/12	5,225,200
Springdale Arkansas Sales & Use Tax RB Series 2004 (MBIA) (A2)
755,000	4.000	07/01/16	768,945
Washington County Hospital RB Refunding for Regional Medical Center Series 2005 B (BBB/Baa1)
1,000,000	5.000	02/01/11	972,650

			6,966,795

California — 6.5%
Adelanto Public Financing Authority RB Refunding Series 2006
1,460,000	4.050	09/15/11	1,379,715
California Health Facilities Financing Authority RB for Catholic Healthcare West Unrefunded Balance Series 2004 H (A/A2)(c)
3,785,000	4.450	07/01/11	3,694,614
California Infrastructure & Economic Development Bank Variable RB for J Paul Getty-A-RMKT 08/02/06 Series 2003 B (AAA/Aaa)(c)
4,650,000	3.900	12/01/11	4,825,817

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
California — (continued)
California Pollution Control Financing Authority PCRB Refunding for U.S.A. Waste Services, Inc. Project Series 1998 B (BBB)(c)
$1,200,000	4.000%	06/01/10	$1,199,796
California State Revenue Notes RANS Series 2008 A (SP-2/MIG1)
2,000,000	5.500	06/22/09	2,014,920
Coachella Valley California Water District Improvement Bond Act of 1913/1915 Limited Obligation Improvement Assessment District 70 Series 2006
100,000	4.100	09/02/09	100,888
100,000	4.350	09/02/11	94,639
Del Mar Race Track Authority RB Series 2005 (BBB-)
600,000	5.000	08/15/09	596,430
Foothill-De Anza Community College District GO Bonds Series 2007 A (AMBAC) (AA/Aa1)
2,070,000	4.000	08/01/11	2,152,013
Golden State Tobacco Securitization Corp. California Tobacco Settlement RB for Enhanced Asset Backed Bonds Series 2003 B (ETM) (AAA/Aaa)
2,000,000	5.000	06/01/10	2,080,580
Kings River Conservation District COPS for Peaking Project Series 2004 (Baa1)
300,000	5.000	05/01/11	302,985
300,000	5.000	05/01/12	302,166
Richmond Joint Powers Financing Authority RB Refunding for Lease Civic Center Project Series 2007 (AMBAC) (AA/Baa1)(c)
1,475,000	4.125	11/25/09	1,475,339
Sacramento County Sanitation District Financing Authority Variable RB Refunding for Sacramento County Regional Series 2007 B (MBIA-RE FGIC) (AA/Aa3)(b)
1,650,000	2.006	12/01/35	865,458
Tobacco Securitization Authority of Southern California Tobacco Settlement RB for Asset Backed Bonds Senior Series 2002 A (AAA/Aaa)(a)
4,590,000	5.250	06/01/12	5,124,827
Vernon Natural Gas Financing Authority RB for Vernon Gas Project Subseries 2006 A-3 (MBIA) (AA/A3)(c)
1,890,000	5.000	08/03/09	1,865,203

			28,075,390

Colorado — 0.9%
Colorado Health Facilities Authority RB for Covenant Retirement Communities, Inc. Series 2005 (BBB)
500,000	4.500	12/01/09	484,095
500,000	5.000	12/01/10	471,710
Colorado Health Facilities Authority RB for Evangelical Lutheran Series 2005 (A-/A3)
275,000	5.000	06/01/09	278,487
E-470 Public Highway Authority RB Series 2007 B-2 (MBIA) (AA/Baa1)(c)
2,500,000	5.000	09/02/11	2,460,600

			3,694,892

Delaware — 0.1%
Delaware State Health Facilities Authority RB for Beebe Medical Center Project Series 2005 A (BBB+/Baa1)
605,000	5.000	06/01/09	598,672

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Florida — 5.9%
Broward County Florida Resource Recovery RB Refunding for Wheelabrator Series 2001 A (AA/A3)
$4,000,000	5.375%	12/01/10	$4,018,120
Broward County School Board COPS Series 2002 B (FSA) (AAA/Aa3)(a)
4,105,000	5.375	07/01/11	4,461,273
Capital Trust Agency RB for Seminole Tribe Convention Series 2003 A (AAA)(a)(d)
5,000,000	8.950	10/01/12	6,183,500
Florida Hurricane Catastrophe RB Series 2008 A (AA-/Aa3)
3,000,000	5.000	07/01/13	3,013,140
Florida State Board of Education GO Bonds Series 2002 B (AAA/Aa1)
1,505,000	5.375	01/01/11	1,597,964
Halifax Hospital Medical Center Hospital RB for Refunding & Improvement Series 2006 A (BBB+)
1,000,000	5.000	06/01/13	853,210
855,000	5.000	06/01/14	702,468
Highlands County Florida Health Facilities Authority RB for Adventist Health/Sunbelt Hospital Series 2002 (A+/A1)(c)
2,450,000	3.950	09/01/12	2,303,318
Meadow Pointe II Community Development District RB Refunding for Capital Improvement Series 2004 A (Baa3)
300,000	3.000	05/01/09	295,698
Meadow Pointe III Community Development District RB for Capital Improvement Series 2004 B
160,000	5.000	05/01/09	157,725
Miami-Dade County RB Refunding for Water and Sewer System Series 2008 B (FSA) (AAA/Aa3)
1,500,000	5.000	10/01/13	1,603,410
Tampa Palms Open Space & Transportation Community Development District Revenue for Special Assessment Refunding Capital Improvement Area 7 Project Series 2004 (MBIA) (AA/Baa1)
105,000	3.125	05/01/09	105,415

			25,295,241

Georgia — 4.6%
Albany-Dougherty County Hospital Authority RB for Regional Linked Stars and Cars Series 1993 (AMBAC) (AA-/Aa3)
4,000,000	5.700	09/01/13	4,003,160
Banks County Georgia GO Bonds Series 2006 (AMBAC) (Baa1)
1,000,000	5.000	12/01/09	1,028,050
Burke County Development Authority Power PCRB for Georgia Power Company Plant Vogtle Project Fifth Series 1995 (A/A2)(c)
1,500,000	4.375	04/01/10	1,521,315
Dekalb County Development Authority RB for Dekalb Senior Center Project Series 2004
2,970,000	4.850	06/01/09	2,941,250
Fulton Dekalb Georgia Hospital Authority RB Refunding Certificates Series 2003 (FSA) (AAA/Aa3)
1,705,000	5.000	01/01/11	1,785,732
Monroe County Development Authority Pollution Control RB for Georgia Power Company Scherer First Series 1995 (A/A2)(c)
2,000,000	4.500	04/01/11	1,983,940

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Georgia — (continued)
Municipal Electric Authority of Georgia RB for Combustion Turbine Project Series 2002 A (MBIA) (AA/A1)
$5,000,000	5.250%	11/01/13	$5,273,400
Polk School District GO Bonds Capital Appreciation Series 2008 (AA+/Aa1)(e)
1,355,000	0.000	04/01/12	1,238,402

			19,775,249

Guam — 0.2%
Guam Education Financing Foundation COPS Public School Facilities Project Series 2006 A (A-)
1,030,000	5.000	10/01/12	994,249

Idaho — 0.2%
Madison County Idaho Hospital COPS Refunding Series 2006 (BBB-)
250,000	4.375	09/01/10	236,863
425,000	5.000	09/01/11	396,257

			633,120

Illinois — 2.7%
Chicago Illinois GO Bonds for Lakefront Millennium Parking Facility Series 1999 (MBIA) (AA/Baa1)(a)
5,000,000	5.750	01/01/12	5,664,900
Chicago Illinois Park District Harbour Facilities RB for Airport and Marina Improvement Series 2000 (XLCA-ICR) (A2)(a)
1,610,000	5.650	01/01/11	1,735,644
Chicago Illinois Tax Allocation Junior Lien for Near South Redevelopment Project Series 2001 A (ACA)
300,000	5.000	11/15/11	276,657
1,070,000	6.250	11/15/13	980,409
Illinois Health Facilities Authority RB for Delnor Hospital RMKT 06/04/08 Series 2003 A (FSA) (AAA/Aa3)
1,875,000	5.000	05/15/11	1,941,919
Illinois Municipal Electric Agency RB Refunding Series 2007 C (MBIA-RE FGIC) (AA/A1)
1,200,000	5.000	02/01/11	1,248,516

			11,848,045

Indiana — 1.8%
Anderson Indiana RB Refunding for Improvement Anderson University Project Series 2007 (BBB-)
605,000	4.500	10/01/10	570,588
Indiana Health & Educational Facilities Financing Authority Hospital RB Refunding for Clarian Health Obligation Group Series 2006 B (A+/A2)
1,000,000	5.000	02/15/10	1,027,020
Indiana Transportation Finance Authority Highway RB Series 2000 (MBIA-IBC) (AA+/Aa2)(a)
3,600,000	5.500	12/01/10	3,859,920
Jasper County PCRB Refunding for Northern-B-RMKT 08/25/08 Series 1994 (MBIA) (AA/Baa1)
2,500,000	5.200	06/01/13	2,517,450

			7,974,978

Iowa — 0.3%
Iowa Finance Authority Health Facilities RB Refunding for Development Care Initiatives Project Series 2006 A (BBB-)
1,285,000	5.000	07/01/09	1,262,667

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Kansas — 1.8%
Burlington Kansas Environmental RB Refunding for Kansas City Power & Light-A1-RMKT 04/08/08 Series 2007 (FGIC) (A/A3)(c)
$2,000,000	5.125%	04/01/11	$2,057,040
Kansas State Development Finance Authority Health Facilities RB for Hays Medical Center, Inc. Series 2005 L (A2)
500,000	5.250	11/15/10	508,010
Kansas State Development Finance Authority RB for Public Water Supply Revolving Loan Fund Series 2004 (AAA/Aaa)
4,455,000	5.000	04/01/13	4,924,423
Lawrence Kansas Hospital RB for Lawrence Memorial Hospital Series 2006 (A3)
350,000	5.000	07/01/10	353,136

			7,842,609

Kentucky — 0.7%
Kentucky Rural Water Financial Corp. RB for Flexible Term Program Series 2007 C (AA-)
2,790,000	4.000	02/01/09	2,795,301
Louisiana — 2.2%
Livingston Parish Louisiana RB Certificates of Indebtedness Series 2005
2,500,000	4.750	05/01/15	2,303,350
Louisiana Public Facilities Authority RB for Archdiocese of New Orleans Project Series 2007 (CIFG) (Baa2)
440,000	5.000	07/01/10	439,995
350,000	5.000	07/01/12	337,666
Louisiana Public Facilities Authority RB for Cleco Power LLC Project Series 2008 (BBB/Baa1)(c)
600,000	7.000	12/01/11	603,528
Louisiana Public Facilities Authority RB for Hurricane Recover Program Series 2007 (AMBAC) (A/A2)
2,030,000	4.000	06/01/12	2,036,354
Louisiana State GO Bonds Series 2000 A (FGIC) (AAA/A1)(a)
3,000,000	5.250	11/15/10	3,200,790
Morehouse Parish PCRB Refunding for International Paper Co. Project Series 2001 A (BBB/Baa3)
800,000	5.250	11/15/13	672,272

			9,593,955

Maryland — 4.7%
Anne Arundel County Maryland RB Series 2002 (AAA)(a)
3,270,000	5.250	03/01/12	3,618,451
Maryland State GO Bonds for State and Local Facilities Loan-Second Series 2008 (AAA/Aaa)
5,000,000	5.000	07/15/12	5,484,800
Maryland State GO Bonds Refunding Series 2004 (AAA/Aaa)
5,225,000	5.000	02/01/12	5,684,434
Maryland State Health & Higher Educational Facilities Authority RB Refunding for Mercy Ridge Series 2007 (A-)
200,000	4.000	07/01/09	196,880
Montgomery County GO Bonds for Construction Public Improvement Series 2001 (AAA/Aaa)(a)
5,000,000	4.750	02/01/11	5,368,750

			20,353,315

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Massachusetts — 1.1%
Massachusetts State Health & Educational Facilities Authority RB for Emerson Hospital Series 2005 E (Radian) (BBB+)
$445,000	5.000%	08/15/10	$456,107
780,000	5.000	08/15/11	747,068
465,000	5.000	08/15/12	437,128
Massachusetts State Health & Educational Facilities Authority RB for Harvard Pilgrim Health Series 1998 A (FSA) (AAA/Aa3)
2,000,000	5.250	07/01/09	2,015,420
Massachusetts State Health & Educational Facilities Authority RB for Milford Regional Medical Center Series 2007 E (BBB-/Baa3)
350,000	5.000	07/15/09	346,339
500,000	5.000	07/15/10	484,300
285,000	5.000	07/15/11	269,750

			4,756,112

Michigan — 2.0%
Michigan State Building Authority RB Refunding for Facilities Program Series 2002 III (ETM) (A+/A1)
3,595,000	5.000	10/15/10	3,799,520
Michigan State Hospital Finance Authority RB Refunding for Botsford Hospital Obligations Series 1998 A (MBIA) (AA/Baa1)
2,510,000	4.850	02/15/10	2,542,228
Michigan State Hospital Finance Authority RB Refunding for Henry Ford Health System Series 2006 A (A/A1)
500,000	5.000	11/15/10	502,700
Monroe County Hospital Finance Authority Hospital RB Refunding for Mercy Memorial Hospital Corporate Obligations Series 2006 A (BB/Baa3)
250,000	5.000	06/01/09	246,725
845,000	5.000	06/01/10	806,899
980,000	5.000	06/01/12	873,219

			8,771,291

Minnesota — 1.0%
Minnesota State GO Bonds Series 2008 C (AAA/Aa1)
3,850,000	5.000	08/01/12	4,218,060

Mississippi — 0.6%
Jackson State University Educational Building Corp. RB for Campus Facilities Project Series 2008 (Aa3)(c)
2,500,000	5.000	03/01/11	2,580,150

Missouri — 1.4%
Missouri State Development Financial Board Infrastructure Facilities Tax Allocation Independence-Centerpoint Project Series 2007 E (A+)
225,000	5.000	04/01/11	234,009
Missouri State Environmental Improvement & Energy Resources Authority RB Refunding for State Revolving Fund Program Series 2001 B (AAA/Aaa)
1,600,000	5.250	07/01/09	1,634,240

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Missouri — (continued)
Missouri State Highways & Transit Commission First Lien RB Series 2006 A (AAA/Aa1)
$4,000,000	5.000%	05/01/12	$4,353,840

			6,222,089

Montana — 0.2%
Forsyth Montana PCRB Refunding Portland General Series 1998 A RMKT 05/01/03 (A/Baa1)(c)
1,000,000	5.200	05/01/09	993,290

Nevada — 1.3%
Clark County GO Bonds Series 2000 (MBIA) (AA+/Aa1)(a)
1,030,000	5.500	07/01/10	1,095,354
Henderson Nevada Local Improvement Special Assessment Refunding for District No. T-14 Senior Limited Obligation Series 2007 A (FSA) (AAA/Aa3)
1,350,000	4.250	03/01/10	1,393,510
1,455,000	4.250	03/01/11	1,421,244
North Las Vegas Nevada Local Improvement Special Assessment Refunding for Sub-Special Improvement District No. 60-B Series 2006
290,000	4.350	12/01/09	276,883
580,000	4.600	12/01/11	526,559
630,000	4.700	12/01/12	554,110
560,000	4.800	12/01/14	460,096

			5,727,756

New Hampshire — 0.4%
New Hampshire Health & Education Facilities Authority Hospital RB for Catholic Medical Center Series 2006 (BBB+/Baa1)
215,000	5.000	07/01/09	212,136
355,000	5.000	07/01/11	330,356
New Hampshire Health & Education Facilities Authority RB for The Memorial Hospital Series 2006 (BBB-/Baa3)
355,000	5.000	06/01/10	342,366
375,000	5.250	06/01/11	353,835
395,000	5.250	06/01/12	362,938

			1,601,631

New Jersey — 3.6%
Bayonne Redevelopment Agency RB Series 2007 A
1,000,000	5.000	04/11/09	1,006,320
Gloucester County Improvement Authority RB Refunding for Solid Waste Management, Inc. Project Series 1999 A (BBB)(c)
500,000	6.850	12/01/09	504,515
New Jersey Health Care Facilities Financing Authority Department of Human Services RB for Greystone Park Psychiatric Hospital Series 2005 (AA-/A1)
2,000,000	5.000	09/15/10	2,033,920
New Jersey Transportation Trust Fund Authority RB for Transportation System Series 2001 C (FSA) (AAA/Aa3)
5,285,000	5.750	12/15/12	5,796,641
Tobacco Settlement Financing Corp. RB for Asset Backed Bonds Series 2002 (AAA/Aaa)(a)
4,335,000	5.750	06/01/12	4,683,144
Tobacco Settlement Financing Corp. RB Series 2007 1A (BBB/Baa3)
2,490,000	4.500	06/01/23	1,704,006

			15,728,546

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
New York — 4.2%
Metropolitan Transportation Authority Dedicated Tax Fund RB Series 2004 A (MBIA) (AA/A1)
$600,000	5.000%	11/15/10	$628,170
Monroe County Industrial Development Agency Civic Facilities RB for Highland Hospital Project Series 2005 (BBB+/A2)
1,480,000	5.000	08/01/13	1,371,842
Monroe County Industrial Development Agency Civic Facilities RB Refunding for Highland Hospital of Rochester Series 2005 (BBB+/A2)
1,000,000	5.000	08/01/12	950,100
New York City Health & Hospital Corp. RB Refunding for Health System Series 2003 A (AMBAC) (A+/A1)
500,000	5.000	02/15/11	521,935
New York City Industrial Development Agency RB Refunding for Polytechnic University Project Series 2007 (ACA) (BB+)
1,630,000	5.000	11/01/11	1,572,640
New York GO Bonds Refunding Series 2002 C (AA/Aa3)
2,000,000	5.250	08/01/10	2,081,260
New York State Dormitory Authority RB for New York University Hospitals Center Series 2007 A (BB/Ba2)
1,000,000	5.000	07/01/09	982,300
1,000,000	5.000	07/01/11	910,770
Tobacco Settlement Financing Corp. RB Series 2003 B-1 (AA-/A1)
1,000,000	5.000	06/01/10	1,021,290
Triborough Bridge & Tunnel Authority RB for General Purposes Series 2008 (GO OF AUTH) (AA-/Aa2)
2,250,000	5.000	11/15/11	2,408,040
Triborough Bridge & Tunnel Authority RB Pre-refunded Series 2001 A (FGIC-TCRS ) (AAA/Aa2)(a)
5,000,000	5.000	01/01/12	5,484,550

			17,932,897

North Carolina — 1.9%
Albemarle Hospital Authority RB Refunding Series 2007
250,000	4.250	10/01/09	244,398
270,000	5.000	10/01/10	259,297
North Carolina Eastern Municipal Power Agency Paver System RB Refunding Series 2008 A (BBB+/Baa1)
1,000,000	5.000	01/01/14	999,120
North Carolina Municipal Power Agency No. 1 Catawba Electric RB Series 1998 A (MBIA) (AA/A2)
1,000,000	5.500	01/01/14	1,106,680
North Carolina Municipal Power Agency No. 1 Catawba Electricity RB Series 2008 C (A-/A2)
5,395,000	5.250	01/01/13	5,665,505

			8,275,000

Ohio — 0.8%
Buckeye Tobacco Settlement Financing Authority RB for Asset Backed Bonds Senior Turbo Series 2007 A-2 (BBB/Baa3)
1,925,000	5.125	06/01/24	1,304,130
Cleveland City RB for Sub Lien-Police & Fire Pension Series 2008 (AA)
2,000,000	5.000	05/15/12	2,152,000

			3,456,130

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Oklahoma — 1.0%
Oklahoma County Finance Authority Educational Facilities Lease RB for Western Heights Public Schools Project Series 2006 (Assured GTY) (AAA)
$1,390,000	5.000%	09/01/10	$1,462,085
Oklahoma Development Finance Authority Hospital RB for Great Plains Regional Medical Center Project Series 2007 (BBB)
700,000	4.250	12/01/09	680,036
730,000	4.375	12/01/10	687,499
Oklahoma Development Finance Authority RB for Master Oklahoma State System Higher Education Series 2008 A (AA/A1)
1,340,000	5.000	06/01/13	1,439,415

			4,269,035

Oregon — 0.6%
Klamath Falls Oregon Intercommunity Hospital Authority RB Pre-refunding for Merle West Medical Center Project Series 2002 (BBB)(a)
550,000	5.800	09/01/12	627,319
520,000	5.900	09/01/12	594,922
Klamath Falls Oregon Intercommunity Hospital Authority RB Refunding for Merle West Medical Center Project Series 2002 (BBB)
400,000	5.500	09/01/11	379,472
550,000	5.600	09/01/12	511,780
Klamath Falls Oregon Intercommunity Hospital Authority RB Unrefunded Balance for Merle West Medical Center Project Series 2002 (BBB)
325,000	5.800	09/01/14	291,314
305,000	5.900	09/01/15	268,537

			2,673,344

Pennsylvania — 4.2%
Allegheny County Hospital Development Authority RB for University of Pittsburg Medical Center Series 2003 B (AA-/Aa3)
3,000,000	5.000	06/15/10	3,084,420
Allegheny County Redevelopment Authority for Tax Increment Refunding Waterfront Project Series 2007 A (A-)
1,255,000	5.000	12/15/10	1,309,467
1,300,000	4.250	12/15/12	1,357,018
Carbon County Hospital Authority RB Refunding for Gnaden Hutten Memorial Hospital Series 2000 (AMBAC) (A/Baa1)
1,000,000	5.400	11/15/14	1,076,010
Montgomery County Higher Education & Health Authority Hospital RB for Abington Memorial Hospital Series 1998 A (AMBAC) (A/Baa1)
3,480,000	4.900	06/01/11	3,487,760
3,370,000	5.000	06/01/12	3,370,337
Pennsylvania State Higher Educational Facilities Authority State System RB Series 2006 AE (MBIA) (AA-/Aa3)
2,340,000	5.000	06/15/12	2,544,633
University of Pittsburgh RB for University Capital Project RMKT 12/17/08 Series 2005 A (GO OF UNIV) (AA/Aa2)(c)
2,000,000	5.500	09/15/13	2,000,000

			18,229,645

Puerto Rico — 4.2%
Puerto Rico Commonwealth Government Development Bank RB Senior Notes Series 2006 B (BBB/Baa3)
5,000,000	5.000	12/01/09	4,967,050

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Puerto Rico — (continued)
Puerto Rico Public Buildings Authority RB Refunding Government Facilities Series 2004 J (AMBAC COMWLTH GTD) (A/Baa1)(c)
$3,000,000	5.000%	07/01/12	$2,819,820
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series 2004 A (LOC — Government Development Bank for Puerto Rico) (AMBAC) (A/Baa1)(c)
1,230,000	5.250	02/01/12	1,141,969
Puerto Rico Public Finance Corp. RB for Commonwealth Appropriation Series 2004 A (LOC — Government Development Bank for Puerto Rico) (FGIC) (BBB-/Ba1)(c)
10,000,000	5.250	02/01/12	9,284,300

			18,213,139

Rhode Island — 1.3%
Rhode Island Health & Educational Building Corp. RB for Higher Educational Facilities Rhode Island University Series 2000 B (AMBAC) (A+/Baa1)(a)
5,000,000	5.700	09/15/10	5,386,700

South Carolina — 1.9%
Greenville County Tourism Public Facilities Corp. COPS for Greenville Hospitality Tax Series 2008 (MBIA) (AA/A2)
1,075,000	4.000	04/01/11	1,117,441
Lexington One School Facilities Corp. Installment Purchase RB for Lexington County School District No. 1 Series 2006 (A1)
500,000	5.000	12/01/10	519,380
South Carolina Jobs-Economic Development Authority RB Refunding for Improvement of Palmetto Series 2003 C (ACA-CBI) (Baa1)
3,195,000	5.500	08/01/09	3,240,784
Tobacco Settlement Revenue Management Authority RB Series 2001 B (BBB/Baa3)(a)
3,355,000	6.000	05/15/11	3,503,560

			8,381,165

Tennessee — 3.8%
Johnson City Health & Educational Facilities Board Hospital RB for First Mortgage Mountain States Health Series 2006 A (BBB+/Baa1)
670,000	4.500	07/01/09	659,079
665,000	4.500	07/01/10	631,956
Knox County GO Bonds Refunding Series 2003 (AA+/Aa2)
4,500,000	5.000	04/01/13	4,848,930
Memphis Tennessee GO Bonds Refunding for General Improvement Series 2005 (MBIA) (AA/A1)
4,430,000	5.000	10/01/11	4,757,466
Metropolitan Government Nashville & Davidson County GO Bonds for Metropolitan Government Nashville & Davidson County Improvement Series 2001 A (FGIC) (AA/Aa2)(a)
5,000,000	5.500	10/15/11	5,487,000

			16,384,431

Texas — 9.6%
Austin Texas Convention Enterprises, Inc. Convention Center RB Refunding First Tier Series 2006 A (XLCA) (BB+/Baa3)
300,000	5.250	01/01/10	308,340
Bell County GO Bonds Limited Tax Notes Series 2008 (AA/Aa3)
500,000	4.000	02/15/11	518,120
500,000	4.000	02/15/12	523,965

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Texas — (continued)
Cypress-Fairbanks Independent School District GO Bonds Refunding for Capital Appreciation Series 1993 A (PSF-GTD) (AAA/Aaa)(e)
$7,500,000	0.000%	02/15/12	$6,897,975
Dallas County Texas Utility & Reclamation District GO Bonds Refunding RMKT 06/25/08 Series 2005 A (AMBAC) (A/Baa1)
960,000	4.000	02/15/10	977,318
835,000	4.000	02/15/11	846,615
Harris County RB Refunding for Tax and Sub Lien Series 2004 B (FSA) (AAA/Aa1)(c)
5,500,000	5.000	08/15/12	5,859,810
Lower Colorado River Authority RB Refunding Series 2008 (A/A1)
2,450,000	5.500	05/15/14	2,671,162
Lubbock GO Certificates for Texas Waterworks System Series 2008 (FSA) (AAA/Aa3)
1,500,000	5.000	02/15/12	1,621,260
Matagorda County Texas Navigation District No. 1 RB Refunding for American Electric Power Texas Central Co. Project Series 2008 (BBB/Baa2)(c)
5,000,000	5.125	06/01/11	5,004,800
Mesquite Texas Health Facility Development Corp. RB for Christian Care Retirement Facility Series 2005 (BBB-)
395,000	5.000	02/15/09	393,293
610,000	5.000	02/15/10	585,045
North Texas Tollway Authority RB Refunding System First Tier Series 2008 E-2 (A-/A2)(c)
4,000,000	5.250	01/01/12	4,024,080
North Texas Tollway Authority RB Refunding System First Tier Series 2008 H (A-/A2)(c)
4,000,000	5.000	01/01/13	3,985,720
Tarrant County GO Bonds Limited Tax Series 2008 (AAA/Aaa)
3,110,000	5.000	07/15/13	3,432,258
Texas State GO Bonds Refunding for Public Finance Authority Series 2008 A (AA/Aa1)
3,750,000	5.000	10/01/11	4,027,200

			41,676,961

U.S. Virgin Islands — 0.4%
Virgin Islands Public Finance Authority RB for Senior Lien Matching Fund Loan RB Series 2004 A (BBB)
1,525,000	5.000	10/01/10	1,495,125

Virginia — 1.2%
Fairfax County Virginia Economic Development Authority Lease RB for Public Uses Complex Project Series 2006 (AA+/Aa1)
2,650,000	5.000	05/15/10	2,773,464
Rappahannock Virginia Regional Jail Authority Facilities RB GANS Series 2006 (MIG1)
2,500,000	4.250	12/01/09	2,520,775

			5,294,239

Washington — 3.4%
Grant County Public Utility District No. 2 Priest Rapids RB Refunded Series 2001 H (FSA) (AAA/Aa2)
3,000,000	5.375	01/01/12	3,234,120
King County Washington Public Hospital District No. 2 GO Bonds Refunding & Improvement for Evergreen Healthcare Series 2006 (MBIA) (AA/A1)
1,000,000	4.000	12/01/10	1,029,380

Principal	Interest	Maturity
Amount	Rate	Date	Value
Municipal Debt Obligations — (continued)
Washington — (continued)
Seattle City Light and Power RB Refunding for Improvement Series 2001 (FSA) (AAA/Aa2)
$3,000,000	5.500%	03/01/15	$3,135,300
Washington State GO Bonds for Various Purposes Series 2008 C (AA+/Aa1)
3,400,000	4.000	01/01/12	3,561,874
Washington State GO Bonds Refunding for Various Purposes Series 2005 R-A (AMBAC) (AA+/Aa1)
3,500,000	5.000	01/01/13	3,821,650

			14,782,324

Wisconsin — 0.3%
Wisconsin Health & Educational Facilities Authority RB for Fort Healthcare, Inc. Project Series 2004 (BBB+)
715,000	4.000	05/01/09	706,742
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 A (BBB)
125,000	4.125	05/15/09	123,479
260,000	4.125	05/15/10	248,141
Wisconsin Health & Educational Facilities Authority RB for Upland Hills Health, Inc. Series 2006 B (BBB)
105,000	4.125	05/15/10	100,211

			1,178,573

TOTAL STATE-SPECIFIC MUNICIPAL DEBT OBLIGATIONS			$385,555,454

Other Municipals — 3.4%
Municipal Mortgage & Equity LLC Tax-Exempt Special Purpose Entity Series 2005 A-3 (A3)(c)(d)
2,000,000	4.950	09/30/12	1,609,860
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2005 Class A (Aa3)(d)
9,731,000	4.050	05/04/10	9,856,822
Tax Exempt Municipal Infrastructure Improvement Trust Certificates RB Series 2006 Class A (A1)(d)
2,956,000	4.220	11/02/10	3,023,338

TOTAL OTHER MUNICIPALS			$14,490,020

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — 5.3%
Municipal Debt Obligations — 5.3%
Illinois — 0.2%
Chicago Illinois VRDN RB Refunding RMKT 07/17/08 Series 2002 (A-1+/VMIG1)(b)
$1,000,000	1.150%	01/02/09	$1,000,000

Louisiana — 0.9%
Parish of East Baton Rouge PCRB Refunding for Exxon Project Series 1989 (P-1)(b)
4,000,000	0.800	01/02/09	4,000,000

Massachusetts — 1.1%
Massachusetts Health & Educational Facilities Authority VRDN RB for Tufts University Series 2008 N1 (A-1+/VMIG1)(b)
500,000	0.800	01/02/09	500,000

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Principal	Interest	Maturity
Amount	Rate	Date	Value
Short-Term Investments — (continued)
Massachusetts — (continued)
Massachusetts Health & Educational Facilities Authority VRDN RB for Tofts University Series 2008 N2 (A-1+/VMIG1)(b)
$4,100,000	0.700%	01/02/09	$4,100,000

			4,600,000

Mississippi — 0.0%
Mississippi Business Finance Corp. Mississippi Gulf Opportunity Zone RB for Chevron USA, Inc. Project Series 2007 B (AA/Aa2)(b)
200,000	1.050	01/02/09	200,000

New Hampshire — 1.0%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2007 B (A-1+/VMIG1)(b)
3,000,000	0.750	01/02/09	3,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2008 A (A-1+/VMIG1)(b)
1,000,000	0.750	01/02/09	1,000,000
New Hampshire Health & Education Facilities Authority VRDN RB for University of New Hampshire RMKT 04/01/08 Series 2005 B (VMIG1)(b)
250,000	1.200	01/02/09	250,000

			4,250,000

New York — 1.9%
New York City Industrial Development Agency VDRN RB for Liberty One Bryant Park LLC Series 2004 1-B (LOC — Bank Of America N.A.) (A-1+/VMIG1)(b)
200,000	0.950	01/02/09	200,000
New York City Municipal Water Finance Authority VRDN RB for Second Generation Resolution Series 2006 CC-1 (A-1+/VMIG1)(b)
100,000	0.950	01/02/09	100,000
New York City Municipal Water Finance Authority VRDN RB for Subseries 2008 B-2 (A-1+/VMIG1)(b)
700,000	1.050	01/02/09	700,000
New York City Municipal Water Finance Authority VRDN RB for Subseries 2008 B-3 (A-1+/VMIG1)(b)
2,000,000	0.950	01/02/09	2,000,000
New York City Transitional Finance Authority VRDN RB for New York City Recovery Series 2002-1 Subseries 1-D (LIQ — Landesbank Hessen-Thuringen) (A-1+/VMIG1)(b)
300,000	1.050	01/02/09	300,000
New York VRDN GO Bonds Refunding Series 1993 C (LOC — JPMorgan Chase Bank) (A-1+/VMIG1)(b)
2,200,000	1.050	01/02/09	2,200,000
Tompkins County Industrial Development Agency VRDN RB for Cornell University Civic Facilities Series 2008 A-1 (A-1+/VMIG1)(b)
2,700,000	1.050	01/02/09	2,700,000

			8,200,000

Texas — 0.2%
Texas Water Development Board VRDN RB Refunding for State Revolving Sub Lien Series 2007 A (A-1+/VMIG1)(b)
976,000	1.300	01/02/09	976,000

TOTAL SHORT-TERM INVESTMENTS			$23,226,000

TOTAL INVESTMENTS — 97.9%			$423,271,474

OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%			9,299,707

NET ASSETS — 100.0%			$432,571,181

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
(a) Prerefunded security. Maturity date disclosed is prerefunding date.
(b) Variable rate security. Except for floating rate notes, maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2008.
(c) Securities with ''Put’’ features with resetting interest rates. Maturity dates disclosed are the next interest reset date. Interest rate disclosed is that which is in effect at December 31, 2008.
(d) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $20,673,520, which represents approximately 4.8% of net assets as of December 31, 2008.
(e) Security issued with a zero coupon. Income is recognized through the accretion of discount.
Security ratings disclosed, if any, are issued by Standard & Poor’s /Moody’s Investors Service/Fitch. A brief description of the ratings is available in the Fund’s Statement of Additional Information.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

Investment Abbreviations:
ACA	— Insured by American Capital Access
AMBAC	— Insured by American Municipal Bond Assurance Corp.
CIFG	— CIFC Assurance North America, Inc.
COMWLTH GTD	— Commonwealth Guaranteed
COPS	— Certificates of Participation
ETM	— Escrowed to Maturity
FGIC	— Insured by Financial Guaranty Insurance Co.
FSA	— Insured by Financial Security Assurance Co.
GANS	— Grant Anticipation Notes
GO	— General Obligation
GO OF AUTH	— General Obligation of Authority
GO OF UNIV	— General Obligation of University
IDA	— Industrial Development Authority
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by MBIA Insurance Corp.
MBIA-IBC	— Insured by Municipal Bond Investor Assurance - Insured Bonds Certificates
MBIA-RE FGIC	— Municipal Bond Investor Assurance Re-insures Financial Guaranty Insurance Co.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
Radian	— Insured by Radian Asset Assurance
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RMKT	— Remarketed
TCRS	— Transferable Custodial Receipts
VRDN	— Variable Rate Demand Notes
XLCA	— Insured by XL Capital Assurance, Inc.
XLCA-ICR	— Insured by XL Capital Assurance, Inc. - Insured Custodial Receipts

GOLDMAN SACHS SHORT DURATION TAX-FREE FUND
Schedule of Investments (continued)
December 31, 2008 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At December 31, 2008, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax Cost	$425,940,875

Gross unrealized gain	6,030,479
Gross unrealized loss	(8,699,880)

Net unrealized security loss	$(2,669,401)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. The Funds’ investments for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Board of Trustees. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) of the Institutional Share class of each investment company on the valuation date. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.
Fair Value Measurement — For the period ended December 31, 2008, the Funds adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price). Fair value measurements do not include transaction costs. FAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are described below:
Basis of Fair Value Measurement
Level 1— Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2— Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly;
Level 3— Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

GOLDMAN SACHS MUNICIPAL FIXED INCOME FUNDS
Schedule of Investments (continued)
December 31, 2008 (Unaudited)
ADDITIONAL NOTES TO THE SCHEDULE OF INVESTMENTS
The following is a summary of the levels within the fair value hierarchy in which the Funds invest:

			Short Duration
	High Yield Municipal	Municipal Income	Tax-Free
	Investments in	Investments in	Investments in
	Securities Long -	Securities Long -	Securities Long -
Level	Assets	Assets	Assets

Level 1	$19,253	$—	$—

Level 2	2,069,093,475	535,665,144	423,271,474

Level 3	552,016	—	—

Total	$2,069,664,744	$535,665,144	$423,271,474

The following is a reconciliation of Level 3 investments for the period ended December 31, 2008:

High Yield Municipal
Investment in
Securities Long -
Level 3	Assets

Beginning Balance as of March 31, 2008	$2,004,032

Realized Gain (Loss)	—

Change in Unrealized Gain (Loss)	(353,856)

Net Purchase (Sales)	(198,160)

Net transfers in and/or out of Level 3	(900,000)

Ending Balance as of December 31, 2008	$552,016

Inverse Floaters — The Funds may invest in inverse floating rate debt securities (“inverse floaters”). The interest rate on inverse floaters resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.
Portfolio Concentrations — As a result of certain of the Fund’s ability to invest a large percentage of their assets in obligations of issuers within the same country, state, industry or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if their investments were not so concentrated.
At December 31, 2008, the High Yield Municipal Fund had invested approximately 31% of its assets in the Municipal Securities of issuers located in Florida. Additionally as of December 31, 2008, within the State of Florida, High Yield Municipal had invested 29% of its total assets in special assessment bonds, a type of municipal securities which are backed by tax assessments on residential and commercial development projects. The payments on special assessment bonds generally depend on the ability of the developer, builder or homeowner of the home or property to pay tax assessments levied against the home or property.
Securities purchased on a when-issued or delayed-delivery basis — The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. Credit risks exist on these commitments to the extent of any unrealized gains on the underlying securities purchased and any unrealized losses on the underlying securities sold. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. In addition to the normal credit and market risks, transactions with delayed settlement dates may expose the Funds to greater risk that such transactions may not be consummated.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	February 27, 2009

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date	February 27, 2009

* Print the name and title of each signing officer under his or her signature.